UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07705
Virtus Asset Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Ceredex Large-Cap Value Equity Fund
Class A / SVIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$63	1.24%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8117
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class C / SVIFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$87	1.72%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8118
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class I / STVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$49	0.97%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8119
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class R6 / STVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$36	0.72%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$590,121
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Industrials	20%
Financials	18%
Information Technology	10%
Consumer Discretionary	10%
Health Care	10%
Energy	6%
Utilities	6%
Other	20%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8120
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class A / SAMVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$66	1.31%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8121
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class C / SMVFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$88	1.76%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8122
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class I / SMVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$52	1.04%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8123
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class R6 / SMVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$40	0.79%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,558,351
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	98%
Asset Allocation(1)
Industrials	22%
Information Technology	19%
Financials	14%
Real Estate	11%
Utilities	8%
Consumer Discretionary	8%
Materials	7%
Other (includes short-term investment)	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8124
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class A / SASVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$70	1.46%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8125
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class C / STCEX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$87	1.81%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8126
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class I / SCETX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$39	0.82%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8127
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class R6 / VVERX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$37	0.77%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,007
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Financials	30%
Industrials	21%
Real Estate	10%
Information Technology	10%
Consumer Discretionary	6%
Materials	6%
Energy	6%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8128
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Seix Core Bond Fund
Class A / STGIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8321
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class I / STIGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8322
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class R6 / STGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$129,722
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
U.S. Government Securities		41%
Mortgage-Backed Securities		35%
Agency	35%
Corporate Bonds and Notes		18%
Financials	7%
Industrials	3%
Health Care	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Automobiles	2%
Credit Card	2%
Other	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8323
Virtus Seix Core Bond Fund

Virtus Seix Floating Rate High Income Fund
Class A / SFRAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$48	0.95%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8328
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class C / SFRCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$76	1.53%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8329
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class I / SAMBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.63%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8330
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class R6 / SFRZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.53%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,365,325
Total number of portfolio holdings	307
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Leveraged Loans		94%
Financials	13%
Information Technology	11%
Service	8%
Chemicals	6%
Utilities	5%
Health Care	5%
Media / Telecom - Telecommunications	5%
All other Leveraged Loans	41%
Corporate Bonds and Notes		3%
Asset-Backed Securities		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8331
Virtus Seix Floating Rate High Income Fund

Virtus Seix High Grade Municipal Bond Fund
Class A / SFLTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$36	0.73%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$19,839
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8332
Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Grade Municipal Bond Fund
Class I / SCFTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$29	0.58%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$19,839
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8333
Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Yield Fund
Class A / HYPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8334
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class I / SAMHX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8335
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class R6 / HYIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$27	0.53%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$407,615
Total number of portfolio holdings	214
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	33%
Consumer Discretionary	12%
Communication Services	8%
Industrials	8%
Materials	8%
Energy	7%
Information Technology	5%
All other Corporate Bonds and Notes	9%
Affiliated Exchange-Traded Fund		5%
Leveraged Loans		1%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8336
Virtus Seix High Yield Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A / SISIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$33	0.67%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$118,261
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	29%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8337
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class I / STTBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$118,261
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	29%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8338
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Total Return Bond Fund
Class A / CBPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8343
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class I / SAMFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8344
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class R6 / SAMZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$109,914
Total number of portfolio holdings	131
Portfolio turnover rate as of the end of the reporting period	70%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		20%
Financials	9%
Industrials	3%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	6%
Asset-Backed Securities		6%
Other	3%
Credit Card	2%
Automobiles	1%
Securities Lending Collateral		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8345
Virtus Seix Total Return Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A / SSAGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$33	0.65%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8346
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I / SIGVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8347
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6 / SIGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$403,577
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98%
U.S. Government Security		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8348
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus SGA International Growth Fund
Class A / SCIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$69	1.31%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8357
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class C / VSGEX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$108	2.06%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8358
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class I / STITX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$56	1.06%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8359
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class R6 / SCIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$50	0.96%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$356,202
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	14%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8360
Virtus SGA International Growth Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class A / STCIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$53	1.03%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8367
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class I / STCAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$40	0.77%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8368
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class R6 / STCZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$37	0.72%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$231,767
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	14%
Communication Services	14%
Financials	7%
Health Care	7%
Industrials	6%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8369
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class A / SAGAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$66	1.25%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8395
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class I / SCATX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$53	1.00%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8396
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class R6 / VZGRX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$47	0.90%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$543,110
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	24%
Communication Services	16%
Industrials	13%
Health Care	9%
Financials	3%
Consumer Staples	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8397
Virtus Zevenbergen Innovative Growth Stock Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

June 30, 2025
Virtus Seix Core Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Assured Guaranty Municipal Corp. (“AGM”)
Assured Guaranty Municipal Corp. operates as an insurance firm. The Company provides municipal bond insurance and financial guarantees for infrastructure and structured financings, as well as institutional asset management services.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Refinitiv USD IBOR Consumer Cash Fallbacks (“RFUCCT”)
Refinitiv USD IBOR Cash Fallbacks are a set of benchmark rates published by Refinitiv to facilitate the transition away from US Dollar LIBOR (“London Interbank Offered Rate”). These fallbacks are designed to replace LIBOR in financial contracts, using SOFR as the underlying rate, plus a fixed spread adjustment. They are published for both consumer and institutional products, and are based on the recommendations of the Alternative Reference Rates Committee.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2025
Société à responsabilité limitée (“S.a.r.l”)
A French term for a limited liability company.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—40.7%
U.S. Treasury Bonds
4.500%, 11/15/54	$ 4,505	$ 4,293
4.625%, 2/15/55	6,805	6,624
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	5,111	5,174
U.S. Treasury Notes
3.750%, 4/15/28	17,459	17,481
4.375%, 12/31/29	7,901	8,097
3.875%, 6/30/30	6,322	6,346
4.250%, 5/15/35	4,730	4,737
Total U.S. Government Securities (Identified Cost $52,473)		52,752

Mortgage-Backed Securities—34.8%
Agency—34.8%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	117	109
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	208	202
Pool #Q42921 3.500%, 9/1/46	307	284
Pool #Q53881 4.500%, 1/1/48	161	156
Pool #QA4766 3.500%, 11/1/49	255	236
Pool #QE1443 4.000%, 5/1/52	162	152
Pool #QE1985 4.500%, 5/1/52	214	205
Pool #QE2366 5.000%, 5/1/52	60	59
Pool #QE4826 4.500%, 7/1/52	305	292
Pool #QE9908 5.500%, 9/1/52	162	162
Pool #QF3223 5.000%, 11/1/52	105	104
Pool #QF8190 6.000%, 2/1/53	205	208
Pool #QF8551 5.500%, 3/1/53	110	111
Pool #QF8817 6.000%, 3/1/53	164	167
Pool #QG6239 5.000%, 7/1/53	255	250
Pool #QJ5568 6.000%, 9/1/54	1,018	1,049
Pool #RA2579 3.000%, 5/1/50	1,511	1,322
Pool #RA2622 3.000%, 5/1/50	911	790
Pool #RA8285 4.500%, 10/1/47	431	415
Pool #SD0164 3.500%, 12/1/49	63	58
Pool #SD1218 4.000%, 7/1/49	2,663	2,521
Pool #SD1618 5.000%, 9/1/52	386	380
	Par Value	Value

Agency—continued
Pool #SD3303 3.000%, 2/1/50	$ 767	$ 665
Pool #SD3993 5.500%, 9/1/53	921	929
Pool #SD5272 6.000%, 5/1/54	722	740
Pool #SD7310 4.500%, 10/1/53	3,560	3,452
Pool #SD7503 3.500%, 8/1/49	796	731
Pool #SD8222 4.000%, 6/1/52	824	768
Pool #SD8238 4.500%, 8/1/52	778	746
Pool #SD8246 5.000%, 9/1/52	3,636	3,581
Pool #SI2061 3.500%, 9/1/50	486	438
Pool #WN2149 2.050%, 11/1/28	988	922
Pool #ZM5226 3.500%, 12/1/47	162	147
Pool #ZT2423 4.000%, 12/1/48	134	127
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	185	178
Pool #AB3878 4.000%, 11/1/41	202	194
Pool #AB5924 3.000%, 8/1/42	314	280
Pool #BL7779 1.460%, 8/1/30	980	850
Pool #BN4542 4.500%, 2/1/49	62	60
Pool #BO1277 3.000%, 7/1/49	168	146
Pool #BT7914 5.000%, 10/1/52	290	286
Pool #BV3044 3.000%, 2/1/52	275	242
Pool #BW0044 5.000%, 7/1/52	396	389
Pool #BY8494 5.500%, 8/1/53	144	144
Pool #CA4166 3.500%, 9/1/49	269	243
Pool #CA5122 3.000%, 2/1/50	156	137
Pool #CB0998 3.000%, 7/1/51	436	378
Pool #CB3110 2.500%, 3/1/47	377	318
Pool #CB3630 4.000%, 5/1/52	349	325
Pool #CB3875 3.500%, 6/1/47	421	382
Pool #FA0011 6.000%, 12/1/54	1,403	1,434
Pool #FM4735 3.000%, 4/1/47	1,809	1,596
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FM5810 3.000%, 1/1/51	$ 2,329	$ 2,020
Pool #FM7290 3.000%, 5/1/51	155	137
Pool #FM8210 3.000%, 4/1/50	165	146
Pool #FP0050 3.500%, 10/1/50	2,668	2,409
Pool #FS2249 5.000%, 6/1/52	982	965
Pool #FS2692 5.000%, 8/1/52	422	416
Pool #FS3262 4.000%, 10/1/46	479	463
Pool #FS3687 5.000%, 11/1/52	421	417
Pool #FS7629 5.500%, 4/1/54	2,517	2,531
Pool #MA4600 3.500%, 5/1/52	563	508
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	495	454
Pool #786795 6.000%, 7/20/53	1,362	1,398
Pool #787186 6.000%, 10/20/53	311	316
Pool #787394 5.500%, 5/20/54	482	486
Pool #CR3025 5.500%, 12/20/52	196	197
Pool #CR9210 5.500%, 1/20/53	177	177
Pool #CS2411 6.000%, 3/20/53	21	21
Pool #CS5391 6.000%, 1/20/53	181	186
Pool #CS5448 6.000%, 1/20/53	289	296
Pool #CS7736 6.000%, 4/20/53	110	112
Pool #MA8151 4.500%, 7/20/52	572	551
Pool #MA8201 4.500%, 8/20/52	858	829
Pool #MA8347 4.500%, 10/20/52	67	65
Total Mortgage-Backed Securities (Identified Cost $45,468)		45,160

Asset-Backed Securities—5.6%
Automobiles—2.1%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	820	832
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	175	176
Nissan Master Owner Trust Receivables 2024-B, A 144A 5.050%, 2/15/29(1)	640	647
Oscar U.S. Funding XVII LLC 2024-2A, A3 144A 4.470%, 3/12/29(1)	705	703
	Par Value	Value

Automobiles—continued
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	$ 395	$ 400
		2,758

Credit Card—2.1%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	285	288
2024-2, A 5.240%, 4/15/31	205	213
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	340	339
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	485	489
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	288	292
WF Card Issuance Trust 2024-A2, A 4.290%, 10/15/29	500	502
World Financial Network Credit Card Master Trust 2024-A, A 5.470%, 2/15/31	630	644
		2,767

Other—1.4%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	98
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	540	547
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	225
Verizon Master Trust
2024-7, A 144A 4.350%, 8/20/32(1)	450	451
2025-4, A 144A 4.760%, 3/21/33(1)	450	457
		1,778

Total Asset-Backed Securities (Identified Cost $7,267)		7,303

Corporate Bonds and Notes—17.6%
Consumer Discretionary—1.1%
BorgWarner, Inc. 5.400%, 8/15/34(2)	267	270
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	332	288
Ford Motor Co. 3.250%, 2/12/32	230	194
Hyundai Capital America 144A 5.700%, 6/26/30(1)	460	475
Tapestry, Inc. 5.500%, 3/11/35	281	282
		1,509

Consumer Staples—1.1%
PepsiCo, Inc. 4.650%, 2/15/53	1,028	906

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Philip Morris International, Inc.
4.875%, 2/13/29	$ 234	$ 238
5.375%, 2/15/33	242	250
		1,394

Energy—1.3%
Boardwalk Pipelines LP
4.450%, 7/15/27	150	150
3.400%, 2/15/31	222	205
BP Capital Markets America, Inc. 4.812%, 2/13/33	388	387
Energy Transfer LP 6.200%, 4/1/55	480	473
Targa Resources Corp. 4.200%, 2/1/33	316	296
Williams Cos., Inc. (The) 3.500%, 10/15/51	367	252
		1,763

Financials—7.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	300	286
American Express Co. 6.338%, 10/30/26	303	305
Amrize Finance U.S. LLC 144A 5.400%, 4/7/35(1)	285	289
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(1)	285	290
Bank of America Corp.
2.087%, 6/14/29	354	332
2.572%, 10/20/32	512	451
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	525	525
Brown & Brown, Inc. 6.250%, 6/23/55	245	252
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	113
Enact Holdings, Inc. 6.250%, 5/28/29	212	220
Essent Group Ltd. 6.250%, 7/1/29	238	246
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	197	200
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	764	738
JPMorgan Chase & Co.
1.578%, 4/22/27	94	92
5.350%, 6/1/34	481	495
KeyBank N.A. 4.390%, 12/14/27	500	500
Morgan Stanley 1.593%, 5/4/27	936	913
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	240	241
PG&E Wildfire Recovery Funding LLC
Series A-2 4.263%, 6/1/38	316	298
Series A-2 4.722%, 6/1/39	390	377
	Par Value	Value

Financials—continued
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	$ 368	$ 378
5.222%, 1/29/31	264	271
Radian Group, Inc. 6.200%, 5/15/29	232	241
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	116	117
U.S. Bancorp
5.046%, 2/12/31	164	167
5.678%, 1/23/35	260	270
Wells Fargo & Co.
3.526%, 3/24/28	457	451
3.350%, 3/2/33	273	249
		9,307

Health Care—1.6%
AbbVie, Inc. 4.250%, 11/21/49	627	517
Amgen, Inc.
5.250%, 3/2/33	494	506
5.650%, 3/2/53	276	269
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	787	743
		2,035

Industrials—2.6%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	209	216
BAE Systems plc 144A 5.300%, 3/26/34(1)	400	409
Ferguson Enterprises, Inc. 5.000%, 10/3/34	485	481
GATX Corp. 5.500%, 6/15/35	397	402
Owens Corning 5.950%, 6/15/54	326	330
Republic Services, Inc. 5.150%, 3/15/35	286	292
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	335	342
United Parcel Service, Inc. 5.050%, 3/3/53	618	563
Veralto Corp. 5.450%, 9/18/33	304	313
		3,348

Information Technology—1.0%
Dell International LLC 3.450%, 12/15/51	518	355
Motorola Solutions, Inc. 5.550%, 8/15/35	343	350
NetApp, Inc. 5.700%, 3/17/35	557	572
		1,277

Materials—0.9%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	264	265

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Newmont Corp.
2.250%, 10/1/30	$ 487	$ 438
6.250%, 10/1/39	432	467
		1,170

Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	368	244
Kansas Gas Service Securitization I LLC 5.486%, 8/1/34	406	419
Southern Co. (The) Series A 3.700%, 4/30/30	383	370
		1,033

Total Corporate Bonds and Notes (Identified Cost $22,916)		22,836

Total Long-Term Investments—98.7% (Identified Cost $128,124)		128,051

	Shares
Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.187%)(3)	87,383	87
Total Short-Term Investment (Identified Cost $87)		87

	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(3)(4)	134,799	$ 135
Total Securities Lending Collateral (Identified Cost $135)		135

TOTAL INVESTMENTS—98.9% (Identified Cost $128,346)		$128,273
Other assets and liabilities, net—1.1%		1,449
NET ASSETS—100.0%		$129,722

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $6,229 or 4.8% of net assets.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$52,752	$—	$52,752
Mortgage-Backed Securities	45,160	—	45,160
Asset-Backed Securities	7,303	—	7,303
Corporate Bonds and Notes	22,836	—	22,836
Money Market Mutual Fund	87	87	—
Securities Lending Collateral	135	135	—
Total Investments	$128,273	$222	$128,051
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.586%, 4/15/34(1)(2)	$ 5,000	$ 4,995
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 7.911%, 10/16/37(1)(2)	5,000	5,020
		10,015

Total Asset-Backed Securities (Identified Cost $9,951)		10,015

Corporate Bonds and Notes—2.8%
Communication Services—0.8%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,000	2,364
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	2,000	1,938
144A 4.250%, 2/1/31(1)	2,000	1,868
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,510
Warnermedia Holdings, Inc. 4.279%, 3/15/32	3,757	3,160
		10,840

Consumer Discretionary—0.6%
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	6,008
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,769	1,764
		7,772

Health Care—0.6%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,395
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	4,397
Encompass Health Corp. 4.500%, 2/1/28	1,000	991
Tenet Healthcare Corp. 4.375%, 1/15/30	1,090	1,055
		8,838

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	2,000
Information Technology—0.7%
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	4,000	4,089
	Par Value	Value

Information Technology—continued
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	$ 5,000	$ 4,756
		8,845

Total Corporate Bonds and Notes (Identified Cost $38,966)		38,295

Leveraged Loans—93.9%
Aerospace—4.9%
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 3.928%) 8.177%, 8/3/29(2)	12,561	12,566
Delos Aircraft DAC (3 month Term SOFR + 1.750%) 6.046%, 10/31/27(2)	5,281	5,294
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(2)	4,087	4,088
Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(2)	1,555	1,555
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 7.079%, 1/27/32(2)	3,611	3,615
Hdi Aerospace Intermediate Holding Iii Corp. (3 month Term SOFR + 4.500%) 8.730%, 2/11/32(2)	7,548	7,548
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.296%, 3/18/30(2)	8,084	8,019
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.780%, 1/15/27(2)	4,132	4,132
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(2)	1,876	1,879
Tranche K (3 month Term SOFR + 2.750%) 7.046%, 3/22/30(2)	4,804	4,819
Tranche L (3 month Term SOFR + 2.500%) 6.796%, 1/19/32(2)	7,508	7,518
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 6.577%, 12/6/30(2)	5,046	5,030
		66,063

Chemicals—6.1%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.927%, 9/30/28(2)	6,725	6,741
(1 month Term SOFR + 7.100%) 11.427%, 9/30/29(2)	7,184	6,915
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 8.046%, 12/23/31(2)	5,055	4,982
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.000%) 7.327%, 8/18/28(2)	3,054	3,043
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 8.833%, 11/15/30(2)	7,979	7,520
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Hexion Holdings Corp.
2024 (1 month Term SOFR + 4.000%) 8.312%, 3/15/29(2)	$ 6,970	$ 6,951
Second Lien (1 month Term SOFR + 7.538%) 11.864%, 3/15/30(2)	3,904	3,811
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(2)	12,160	11,635
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 8.577%, 10/1/31(2)	783	712
Ineos Styrolution U.S. Holding LLC 2027 (1 month Term SOFR + 2.100%) 6.427%, 1/29/27(2)	3,904	3,729
Ineos U.S. Finance LLC 2031, Tranche B (1 month Term SOFR + 3.000%) 7.327%, 2/7/31(2)	6,438	6,129
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.677%, 4/2/29(2)	3,708	3,444
M2S Group Intermediate Holdings, Inc. (3 month Term SOFR + 4.750%) 9.033%, 8/25/31(2)	4,670	4,506
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.224%, 12/1/26(2)	3,117	2,923
Natgasoline LLC 2025, Tranche B (1 month Term SOFR + 5.500%) 9.827%, 3/29/30(2)	3,909	3,875
Neptune Husky U.S. Bidco LLC (1 month Term SOFR + 7.100%) 11.945%, 1/3/29(3)	5,082	156
Pasadena Performance Products LLC Tranche B (3 month Term SOFR + 3.500%) 7.796%, 2/27/32(2)	3,511	3,525
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.758%) 7.090%, 5/3/28(2)	5,945	2,541
		83,138

Communication Services—0.1%
DMS Purchaser LLC (3 month Term SOFR + 7.500%) 11.796%, 2/28/30(2)(4)	1,625	1,625
Consumer Durables—0.4%
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(2)(5)	2,770	2,784
Topgolf Callaway Brands Corp. 0.000%, 3/15/30(2)(5)	3,074	3,022
		5,806

Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC
2024 (1 month Term SOFR + 2.250%) 6.577%, 12/21/28(2)	4,453	4,447
2025 (1 month Term SOFR + 2.250%) 6.577%, 2/13/32(2)	2,628	2,621
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 10.077%, 10/30/29(2)	3,047	3,044
	Par Value	Value

Consumer Non-Durables—continued
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.830%, 8/26/31(2)	$ 3,741	$ 3,737
		13,849

Energy—4.2%
AL NGPL Holdings LLC (3 month Term SOFR + 2.500%) 6.785%, 4/13/28(2)	5,821	5,812
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 9/30/31(2)	4,504	4,495
Brazos Delaware II LLC 2025 (1 month Term SOFR + 3.000%) 7.311%, 2/11/30(2)	6,164	6,169
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 7.177%, 6/7/29(2)	4,831	4,831
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.750%) 7.046%, 8/20/31(2)	4,144	4,129
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(2)	2,190	2,195
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31(2)	3,629	3,621
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 3.000%) 7.327%, 3/25/32(2)	2,090	2,097
NGL Energy Operating LLC (1 month Term SOFR + 3.750%) 8.077%, 2/3/31(2)	2,992	2,965
Par Petroleum LLC Tranche B (3 month Term SOFR + 3.750%) 8.009%, 2/28/30(2)	4,227	4,171
Rockpoint Gas Storage Partners LP Tranche B (3 month Term SOFR + 3.000%) 7.296%, 9/18/31(2)	8,228	8,253
Third Coast Infrastructure LLC (1 month Term SOFR + 4.250%) 8.577%, 9/25/30(2)	8,058	8,093
		56,831

Financials—13.0%
Apollo Commercial Real Estate Finance, Inc. (1 month Term SOFR + 3.250%) 7.563%, 6/5/30(2)	5,270	5,277
Aretec Group, Inc. Tranche B-3 (1 month Term SOFR + 3.500%) 7.827%, 8/9/30(2)	10,254	10,268
Asurion Tranche B-13 (1 month Term SOFR + 4.250%) 8.577%, 9/19/30(2)	1,739	1,688
Asurion LLC
Tranche B-11 (1 month Term SOFR + 4.350%) 8.677%, 8/21/28(2)	16,195	16,032
Tranche B-4 (1 month Term SOFR + 5.364%) 9.691%, 1/20/29(2)	8,321	7,703

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.327%, 3/12/29(2)	$ 4,292	$ 4,312
Blackstone Mortgage Trust, Inc.
Tranche B-4 (1 month Term SOFR + 3.500%) 7.827%, 5/9/29(2)	520	521
Tranche B-6 (1 month Term SOFR + 3.000%) 7.327%, 12/10/30(2)	4,060	4,062
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(2)	6,512	6,536
DRW Holdings LLC 2024 (1 month Term SOFR + 3.500%) 7.827%, 6/26/31(2)	11,885	11,900
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.798%, 10/1/31(2)	3,470	3,477
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 9.322%, 5/17/29(2)	4,407	4,363
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.577%, 6/27/29(2)	4,847	4,862
First Eagle Holdings, Inc.
0.000%, 6/6/32(2)(4)(5)	1,526	1,496
0.000%, 6/6/32(2)(5)	8,939	8,771
Tranche B-2 (3 month Term SOFR + 3.000%) 7.296%, 3/5/29(2)	6,298	6,295
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 9.260%, 11/5/31(2)	5,292	4,333
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 4/25/31(2)	6,122	6,107
Hightower Holdings LLC Tranche B (3 month Term SOFR + 3.000%) 7.260%, 2/3/32(2)	4,942	4,926
Hudson River Trading LLC Tranche B-1 (1 month Term SOFR + 3.000%) 7.314%, 3/18/30(2)	6,818	6,832
Jane Street Group LLC (3 month Term SOFR + 2.000%) 6.333%, 12/15/31(2)	6,626	6,618
Jefferies Finance LLC 2024 (1 month Term SOFR + 3.000%) 7.322%, 10/21/31(2)	3,970	3,975
Jump Financial LLC 2025, Tranche B (3 month Term SOFR + 4.250%) 8.546%, 2/20/32(2)	2,550	2,556
KREF Holdings X LLC (1 month Term SOFR + 3.250%) 7.561%, 3/5/32(2)	745	748
Nexus Buyer LLC (1 month Term SOFR + 3.500%) 7.827%, 7/31/31(2)	9,321	9,346
Osaic Holdings, Inc. Tranche B-4 (1 month Term SOFR + 3.500%) 7.827%, 8/17/28(2)	8,092	8,104
Russell Investments U.S. Institutional Holdco, Inc. 2027 PIK (3 month Term SOFR + 6.500%) 9.280%, 5/30/27(2)(6)	6,468	6,089
Starwood Property Mortgage LLC Tranche B-4 (1 month Term SOFR + 2.250%) 6.577%, 1/2/30(2)	3,276	3,283
	Par Value	Value

Financials—continued
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 8.191%, 12/1/28(2)	$ 5,015	$ 5,038
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.827%, 6/21/31(2)	3,343	3,351
WH Borrower LLC Tranche B (3 month Term SOFR + 4.750%) 9.072%, 2/12/32(2)	9,140	9,127
		177,996

Food / Tobacco—2.6%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.822%, 12/23/30(2)	3,283	3,289
Golden State Foods LLC (1 month Term SOFR + 4.250%) 8.561%, 12/4/31(2)	2,610	2,620
Primary Products Finance LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.535%, 4/1/29(2)	6,635	6,595
Quirch Foods Holdings LLC (3 month Term SOFR + 5.262%) 9.574%, 10/27/27(2)	7,383	6,883
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(2)	3,400	3,391
Savor Acquisition, Inc. Tranche B, First Lien (1 month Term SOFR + 3.250%) 7.577%, 2/4/32(2)	3,377	3,394
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(2)(5)	3,215	3,211
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.546%, 3/31/28(2)	5,653	5,671
		35,054

Forest Prod / Containers—1.8%
Ahlstrom Holding 3 Oy
Tranche B (3 month Term SOFR + 4.012%) 8.307%, 2/4/28(2)	5,712	5,696
Tranche B-1 0.000%, 5/22/30(2)(5)	1,180	1,176
Clydesdale Acquisition Holdings, Inc.
(1 month Term SOFR + 3.250%) 7.577%, 4/1/32(2)	2	2
2025, Tranche B (1 month Term SOFR + 3.250%) 7.577%, 4/1/32(2)	3,882	3,865
Domtar Corp. (1 month Term SOFR + 5.614%) 9.941%, 11/30/28(2)	2,389	2,217
Pregis Topco LLC (1 month Term SOFR + 4.000%) 8.327%, 2/1/29(2)	3,832	3,839
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 8.191%, 4/20/28(2)	3,664	3,628
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 8.296%, 11/30/30(2)	4,188	4,200
		24,623

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—4.3%
Allwyn Entertainment Financing U.S. LLC Tranche B (3 month Term SOFR + 2.000%) 6.230%, 6/2/31(2)	$ 3,691	$ 3,665
Bingo Holdings I LLC 0.000%, 6/14/32(2)(5)	2,625	2,582
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 7.077%, 12/13/29(2)	6,826	6,830
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(2)	4,800	4,850
Fitness International LLC Tranche B (1 month Term SOFR + 5.250%) 9.577%, 2/12/29(2)	2,509	2,511
Four Seasons Hotels Ltd. 2024, Tranche B (1 month Term SOFR + 1.750%) 6.077%, 11/30/29(2)	2,936	2,950
GBT U.S. III LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.783%, 7/25/31(2)	5,681	5,687
Hershend Entertainment Co. LLC Tranche B (1 month Term SOFR + 3.250%) 7.572%, 5/27/32(2)	3,250	3,270
Lc Ahab U.S. Bidco LLC (1 month Term SOFR + 3.000%) 7.327%, 5/1/31(2)	2,627	2,622
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.546%, 8/1/30(2)	3,886	3,844
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 12.296%, 12/20/29(2)	7,207	7,171
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.564%, 4/14/29(2)	7,902	7,898
Voyager Parent LLC Tranche B 0.000%, 5/9/32(2)(5)	5,230	5,170
		59,050

Health Care—5.1%
AHP Health Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 8/24/28(2)	4,443	4,454
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 9.827%, 5/4/28(2)	7,947	8,069
HAH Group Holding Co. LLC (1 month Term SOFR + 5.000%) 9.327%, 9/17/31(2)	2,890	2,799
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.006%, 5/16/31(2)	11,182	11,051
Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(2)	2,553	2,510
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 7.880%, 11/1/28(2)	6,402	3,318
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(2)	6,982	6,986
	Par Value	Value

Health Care—continued
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.862%) 9.141%, 12/31/30(2)	$ —(7)	$ —(7)
Opal U.S. LLC Tranche B-2 0.000%, 4/28/32(2)(5)	7,455	7,481
Organon & Co. (1 month Term SOFR + 2.250%) 6.571%, 5/19/31(2)	7,959	7,807
Physician Partners LLC
Tranche B-1 PIK (3 month Term SOFR + 4.150%) 8.446%, 12/31/29(2)(8)	3,195	1,582
Tranche C PIK (3 month Term SOFR + 5.650%) 9.946%, 12/31/30(2)(9)	1,992	405
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.530%, 3/2/27(2)	6,932	6,887
Team Services Group LLC
(3 month Term SOFR + 5.250%) 9.530%, 12/20/27(2)	4,288	4,263
2022 (3 month Term SOFR + 5.150%) 9.430%, 12/20/27(2)	2,052	2,036
		69,648

Housing—3.5%
Brookfield Property REIT, Inc. 2025 (1 month Term SOFR + 3.500%) 7.827%, 5/28/30(2)	3,910	3,896
Covia Holdings Corp. (1 month Term SOFR + 3.250%) 7.572%, 2/26/32(2)	2,955	2,960
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 9.196%, 12/29/28(2)	4,249	4,257
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 7.941%, 12/8/25(2)	15,456	14,952
Foundation Building Materials, Inc. 2025 0.000%, 1/29/31(2)(5)	3,180	3,130
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(2)	2,244	2,248
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 8.546%, 4/29/29(2)	5,732	5,265
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.577%, 2/10/32(2)	4,972	4,964
QXO Building Products, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.296%, 4/30/32(2)	2,334	2,349
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 7.322%, 4/2/29(2)	3,417	3,428
		47,449

Information Technology—11.2%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.827%, 6/8/28(2)	6,606	6,614
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.000%) 7.296%, 2/1/31(2)	5,130	5,131

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Allegro Microsystems, Inc. (1 month Term SOFR + 2.000%) 6.327%, 10/31/30(2)	$ 4,014	$ 4,020
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.333%, 7/30/31(2)	4,145	4,116
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.296%, 1/31/31(2)	3,569	3,576
Caci International, Inc. Tranche B (1 month Term SOFR + 1.750%) 6.077% - 6.079%, 10/30/31(2)	2,801	2,792
Cloud Software Group, Inc.
Tranche B (3 month Term SOFR + 3.500%) 7.796%, 3/30/29(2)	8,011	8,016
Tranche B (3 month Term SOFR + 3.750%) 8.046%, 3/24/31(2)	3,995	4,001
Clover Holdings 2 LLC (3 month Term SOFR + 4.000%) 8.307%, 12/9/31(2)	3,400	3,401
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 10.046%, 10/5/28(2)	6,952	6,848
Ensono LP First Lien (1 month Term SOFR + 4.114%) 8.441%, 5/26/28(2)	4,944	4,939
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 7.458%, 10/9/31(2)	5,611	5,613
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.114%) 8.441%, 9/15/28(2)	5,964	5,964
Magnite, Inc. (1 month Term SOFR + 3.000%) 7.327%, 2/6/31(2)	6,826	6,834
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 7.510%, 7/3/31(2)	7,662	7,662
MKS Instruments, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.322%, 8/17/29(2)	6,964	6,971
Modena Buyer LLC (3 month Term SOFR + 4.500%) 8.780%, 7/1/31(2)	4,273	4,108
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.327%, 11/17/31(2)	6,549	6,556
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 9.077%, 3/21/31(2)	3,658	3,498
2024 (1 month Term SOFR + 4.750%) 9.077%, 7/2/29(2)	755	726
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 7.179%, 5/15/28(2)	5,195	2,346
Red Planet Borrower LLC
(1 month Term SOFR + 5.250%) 9.577%, 10/2/28(2)	2,175	2,177
First Lien (1 month Term SOFR + 3.850%) 8.177%, 10/2/28(2)	4,256	4,203
Sabre GLBL, Inc.
2021, Tranche B-1 (1 month Term SOFR + 3.614%) 7.941%, 12/17/27(2)	1,706	1,674
2021, Tranche B-2 (1 month Term SOFR + 3.614%) 7.941%, 12/17/27(2)	1,998	1,960
2022, Tranche B (1 month Term SOFR + 4.350%) 8.677%, 6/30/28(2)	1,024	1,008
	Par Value	Value

Information Technology—continued
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.427%, 6/30/28(2)	$ 6,661	$ 6,594
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 8.030%, 9/26/31(2)	3,282	3,183
Thryv, Inc. (1 month Term SOFR + 6.750%) 11.077%, 5/1/29(2)	1,144	1,145
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.077%, 7/8/31(2)	3,995	3,980
Ultra Clean Holdings, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.577%, 2/28/28(2)	14,320	14,344
UST Global, Inc. (1 month Term SOFR + 3.000%) 7.312%, 11/20/28(2)	4,732	4,744
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 7.577%, 2/15/29(2)	4,510	4,508
		153,252

Manufacturing—2.7%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 9.296%, 10/31/31(2)	5,287	5,247
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.500%) 6.827%, 8/19/31(2)	4,150	4,156
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.788%, 3/15/30(2)	2,835	2,838
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 2.500%) 6.827%, 5/17/28(2)	3,229	3,218
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(2)	3,015	3,022
Crown Equipment Corp. Tranche B-1 (1 month Term SOFR + 2.250%) 6.574%, 10/10/31(2)	3,907	3,897
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.583%, 11/4/31(2)	3,885	3,803
Lippert Components, Inc. (1 month Term SOFR + 2.500%) 6.827%, 3/19/32(2)	3,451	3,451
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.574%, 12/2/31(2)	4,695	4,716
VM Consolidated, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.577%, 3/24/28(2)	2,810	2,821
		37,169

Media / Telecom - Broadcasting—1.4%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(2)	6,660	6,662
Nexstar Media, Inc. Tranche B 0.000%, 6/24/32(2)(5)	2,730	2,723

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc.
2022, Tranche A, First Lien 0.000%, 6/24/27(2)(5)	$ 3,409	$ 3,382
2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(2)	3,823	3,740
Wasserman Media Group LLC (1 month Term SOFR + 3.000%) 7.321%, 6/11/32(2)	3,000	3,000
		19,507

Media / Telecom - Cable/Wireless Video—3.8%
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 6.298%, 12/7/30(2)	6,220	6,215
Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(2)	6,032	6,040
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(2)	4,067	4,054
Coral-U.S. Co-Borrower LLC
Tranche B-6 (1 month Term SOFR + 3.114%) 7.426%, 10/15/29(2)	5,000	4,976
Tranche B-7 (3 month Term SOFR + 3.250%) 7.506%, 1/31/32(2)	5,035	4,974
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 7.691%, 9/25/26(2)	13	—
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.114%) 6.426%, 4/30/28(2)	3,500	3,418
Virgin Media Bristol LLC
Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(2)	11,256	11,101
Tranche Q (1 month Term SOFR + 3.364%) 7.676%, 1/31/29(2)	4,000	3,961
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 6.926%, 4/30/28(2)	7,787	7,601
		52,340

Media / Telecom - Diversified Media—3.6%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 9.946%, 2/10/27(2)	3,887	2,468
Banijay Entertainment SAS Tranche B-3 (1 month Term SOFR + 2.750%) 7.072%, 3/1/28(2)	4,226	4,226
Digital Media Solutions Tranche B (1 month Term SOFR + 1.000%) 5.307%, 5/25/26(2)(4)	351	—
Digital Media Solutions LLC (1 month Term SOFR + 11.114%) 15.426%, 5/25/26(3)(4)	3,904	—
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(2)	3,304	3,273
2025, Tranche B (1 month Term SOFR + 5.500%) 9.827%, 2/17/31(2)	1,997	1,901
Emerald Expositions Holding, Inc. 2025 (1 month Term SOFR + 3.750%) 8.077%, 1/23/32(2)	1,047	1,051
	Par Value	Value

Media / Telecom - Diversified Media—continued
Houghton Mifflin Harcourt Co. Tranche B, First Lien (3 month Term SOFR + 5.350%) 9.630%, 4/9/29(2)	$ 7,193	$ 7,017
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 8.577%, 5/3/28(2)	1,348	1,263
2024, First Lien (1 month Term SOFR + 4.250%) 8.577%, 12/31/31(2)	892	773
Second Lien (1 month Term SOFR + 6.250%) 10.577%, 2/23/29(2)	2,565	2,241
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 14.080%, 10/11/29(2)	6,843	6,672
Tranche A (3 month Term SOFR + 4.850%) 9.080%, 10/11/28(2)	4,193	3,939
Tranche B (3 month Term SOFR + 5.100%) 9.330%, 4/11/29(2)	5,568	5,253
X Corp. Tranche B-1 (1 month Term SOFR + 6.600%) 10.927%, 10/26/29(2)	8,952	8,737
		48,814

Media / Telecom - Telecommunications—5.0%
Altice Financing S.A.
2017 (3 month PRIME + 1.750%) 9.250%, 7/15/25	1,376	1,366
2022 (3 month Term SOFR + 5.000%) 9.256%, 10/31/27(2)	10,123	8,107
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.614%) 9.941%, 9/1/27(2)	2,975	2,670
Tranche B-2 (1 month Term SOFR + 5.614%) 9.941%, 9/1/27(2)	2,700	2,418
Cable One, Inc. Tranche B-4 (1 month Term SOFR + 2.114%) 6.441%, 5/3/28(2)	1,565	1,506
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.827%, 9/27/29(2)	9,105	8,627
Level 3 Financing, Inc. Tranche B-3 (1 month Term SOFR + 4.250%) 8.577%, 3/27/32(2)	5,870	5,930
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 10.327%, 6/1/28(2)	8,239	8,442
Tranche B-2 (1 month Term SOFR + 2.464%) 6.791%, 4/15/30(2)	5,322	5,249
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 9.756%, 8/15/28(2)	2,311	2,088
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 7.574%, 5/11/29(2)	3,831	3,831
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 8.046%, 3/22/29(2)	17,377	17,420
		67,654

Media / Telecom - Wireless Communications—1.5%
Crown Subsea Communications Holding, Inc. 2024 (3 month Term SOFR + 4.000%) 8.330%, 1/30/31(2)	8,910	8,958

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—continued
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.012%) 8.344%, 6/28/29(2)	$ 12,006	$ 11,999
		20,957

Metals / Minerals—1.1%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.941%, 11/30/28(2)	5,451	5,410
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 8/18/30(2)	4,052	4,043
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.827%, 5/10/30(2)	6,005	5,930
		15,383

Retail—1.2%
CWGS Group LLC (1 month Term SOFR + 2.614%) 6.941%, 6/3/28(2)	3,318	3,240
Restoration Hardware, Inc.
(1 month Term SOFR + 2.614%) 6.941%, 10/20/28(2)	534	518
2022 (1 month Term SOFR + 3.350%) 7.677%, 10/20/28(2)	2,426	2,360
Rising Tide Holdings, Inc. Tranche C (2 month Term SOFR + 7.250%) 11.552%, 9/12/28(2)(4)	676	354
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 6.580%, 2/22/31(2)	6,264	5,990
Victra Holdings LLC (3 month Term SOFR + 4.250%) 8.546%, 3/29/29(2)	4,279	4,274
		16,736

Service—8.2%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(2)	8,545	8,523
American Public Education, Inc. (1 month Term SOFR + 5.614%) 9.941%, 9/1/27(2)	3,383	3,341
Apex Group Treasury Ltd. Tranche B (1 month Term SOFR + 3.500%) 7.825%, 2/27/32(2)	5,028	5,006
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 8.677%, 12/15/28(2)	5,377	5,188
Belfor Holdings, Inc. Tranche B-3 (1 month Term SOFR + 3.000%) 7.327%, 11/1/30(2)	6,864	6,863
Camelot U.S. Acquisition I Co.
(1 month Term SOFR + 3.250%) 7.577%, 1/31/31(2)	1,965	1,965
Tranche B-1 (1 month Term SOFR + 2.750%) 7.077%, 1/31/31(2)	2,515	2,486
Cengage Learning, Inc. 2024 (1-3 month Term SOFR + 3.500%) 7.822% - 7.830%, 3/22/31(2)	3,196	3,201
	Par Value	Value

Service—continued
Dayforce, Inc. 2025 (3 month Term SOFR + 2.000%) 6.280%, 2/26/31(2)	$ 2,450	$ 2,450
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.250%) 6.572%, 1/18/29(2)	2,999	2,996
EverCommerce Solutions, Inc. (1 month Term SOFR + 2.500%) 6.827%, 7/6/28(2)	3,480	3,485
Fugue Finance B.V. (3 month Term SOFR + 3.250%) 7.571%, 1/9/32(2)	170	171
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.583%, 1/9/32(2)	3,219	3,237
Inmar, Inc. 2025, First Lien (1 month Term SOFR + 4.500%) 8.802%, 10/30/31(2)	4,317	4,344
Lakeland Tours LLC First Lien 8.000%, 9/25/27(4)	118	2
LSF11 Trinity Bidco, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.321%, 6/14/30(2)	6,595	6,612
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 2.500%) 6.827%, 3/21/31(2)	3,777	3,781
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(2)	4,541	4,483
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 8.077%, 3/19/32(2)	8,135	8,111
Priority Holdings LLC Tranche B (1 month Term SOFR + 4.750%) 9.077%, 5/16/31(2)	8,242	8,250
Prometric Holdings, Inc. Tranche B 0.000%, 6/18/32(2)(5)	3,000	2,998
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 8.002%, 7/18/31(2)	5,810	5,752
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.077%, 2/10/29(2)	3,953	3,805
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 9.556%, 2/15/29(2)	6,510	6,527
Tidal Waste & Recycling Holdings LLC Tranche B (3 month Term SOFR + 3.000%) 7.296%, 10/24/31(2)	3,062	3,076
TRC Cos. LLC 2025 (1 month Term SOFR + 3.000%) 7.327%, 12/8/28(2)	5,260	5,243
		111,896

Transportation - Automotive—1.1%
American Axle & Manufacturing, Inc. Tranche B (1-6 month Term SOFR + 3.000%) 7.053% - 7.314%, 12/12/29(2)	5,247	5,207
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 8.441%, 4/6/28(2)	7,366	7,088

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Clarios Global LP (1 month Term SOFR + 2.750%) 7.077%, 1/28/32(2)	$ 2,960	$ 2,962
		15,257

Transportation - Land Transportation—0.5%
AIT Worldwide Logistics, Inc. 2025, Tranche B (3 month Term SOFR + 4.000%) 8.260%, 4/8/30(2)	2,637	2,641
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.780%, 12/19/30(2)	3,599	3,570
		6,211

Transportation - Shipping—0.2%
Stonepeak Nile Parent LLC (3 month Term SOFR + 2.750%) 6.980%, 4/9/32(2)	3,105	3,114
Utilities—5.4%
Astoria Energy LLC Tranche B 0.000%, 6/16/32(2)(5)	2,250	2,250
Calpine Construction Finance Co. LP (1 month Term SOFR + 2.000%) 6.327%, 7/31/30(2)	2,000	1,999
Calpine Corp. 2024 (1 month Term SOFR + 1.750%) 6.077%, 2/15/32(2)	2,550	2,549
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(5)	3,845	3,863
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 9.577%, 4/3/28(2)	3,805	3,808
EMG Utica Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.296%, 4/1/30(2)	3,471	3,489
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.500%) 8.827%, 6/4/29(2)(4)	7,405	7,405
Invenergy Thermal Operating I LLC
Tranche B (3 month Term SOFR + 3.500%) 7.780% - 7.790%, 5/6/32(2)	3,487	3,508
Tranche C (3 month Term SOFR + 3.614%) 7.904% -7.927%, 5/6/32(2)	232	234
Lackawanna Energy Center LLC
Tranche B-2 (1 month Term SOFR + 4.250%) 8.577%, 8/6/29(2)	2,819	2,821
Tranche C (1 month Term SOFR + 4.250%) 8.577%, 8/6/29(2)	621	621
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.546%, 8/18/31(2)	6,928	6,935
Middle River Power (3 month Term SOFR + 3.250%) 7.569%, 5/24/32(2)	6,045	5,951
Talen Energy Supply LLC
2024, Tranche B (3 month Term SOFR + 2.500%) 6.808%, 12/12/31(2)	1,826	1,829
Tranche B (3 month Term SOFR + 2.500%) 6.808%, 5/17/30(2)	2,918	2,921
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.750%) 6.077%, 12/20/30(2)	3,310	3,316
	Par Value	Value

Utilities—continued
WaterBridge Midstream Operating LLC Tranche B (3 month Term SOFR + 5.012%) 9.314%, 6/27/29(2)	$ 15,422	$ 15,320
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.000%) 8.300%, 5/10/29(2)	4,461	4,444
		73,263

Total Leveraged Loans (Identified Cost $1,299,363)		1,282,685

	Shares
Common Stocks—0.6%
Communication Services—0.1%
Digital Media Solutions(4)(10)	14,839	607
Consumer Discretionary—0.0%
Jo-Ann Stores, Inc.(4)(10)	1,192,694	12
West Marine(4)(10)	44,603	4
		16

Energy—0.2%
Summit Midstream Corp.(10)	108,293	2,657
Financials—0.0%
Copper Property CTL Pass Through Trust(4)	17,816	214
Information Technology—0.0%
Bright Bidco(4)(10)	26,953	6
Real Estate—0.0%
Altisource Portfolio Solutions S.A.(10)	2,926	25
Hill Street Properties(4)(10)	229,735	—
		25

Utilities—0.3%
Longview Intermediate Holdings LLC(4)(10)	265,938	4,122
Total Common Stocks (Identified Cost $5,174)		7,647

Warrant—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(4)(10)	5,583	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—98.0% (Identified Cost $1,353,454)		1,338,642

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.187%)(11)	21,264,472	$ 21,264
Total Short-Term Investment (Identified Cost $21,264)		21,264

TOTAL INVESTMENTS—99.6% (Identified Cost $1,374,718)		$1,359,906
Other assets and liabilities, net—0.4%		5,419
NET ASSETS—100.0%		$1,365,325

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $41,104 or 3.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security in default; no interest payments are being received.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	86% of the income received was in cash and 14% was in PIK.
(7)	Amount is less than $500 (not in thousands).
(8)	70% of the income received was in cash and 30% was in PIK.
(9)	60% of the income received was in cash and 40% was in PIK.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Luxembourg	4
Canada	1
Netherlands	1
Cayman Islands	1
Ireland	1
Singapore	1
Total	100%
† % of total investments as of June 30, 2025.

As of June 30, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc., 4/01/32	$66	$66	$66	$—(1)
Middle River Power, 6/04/32	769	762	757	(5)
Savor Acquisition, Inc., 2/19/32	319	319	320	1
Total	$1,154	$1,147	$1,143	$(4)

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$10,015	$—	$10,015	$—
Corporate Bonds and Notes	38,295	—	38,295	—
Leveraged Loans	1,282,685	—	1,271,803	10,882(1)
Equity Securities:
Common Stocks	7,647	2,682	—	4,965(1)
Warrant	—	—	—	—(1)
Money Market Mutual Fund	21,264	21,264	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	1	—	1	—
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments*	(5)	—	(5)	—
Total Liabilities	(5)	—	(5)	—
Total Investments	$1,359,902	$23,946	$1,320,109	$15,847

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $7,407 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common stocks	Warrants
Investments in Securities
Balance as of December 31, 2024:	$ 13,766	$ 2,945(a)	$ 10,821(a)	$ —(a)
Accrued discount/(premium)	(30)	(30)	—	—
Net realized gain (loss)	(5,435)	(3,995)	(1,440)	—
Net change in unrealized appreciation (depreciation)(b)	4,662	3,925	737	—
Purchases	3,801	3,195	606	—
Sales(c)	(8,324)	(2,565)	(5,759)	—
Transfers into Level 3(d)	7,407	7,407	—	—
Balance as of June 30, 2025	$ 15,847	$ 10,882(a)	$ 4,965(a)	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, was $(259).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—101.5%
Colorado—13.3%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A
(AGM Insured) 5.250%, 12/1/49	$ 280	$ 290
(AGM Insured) 5.250%, 12/1/54	100	103
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,063
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,039
State of Colorado, Certificates of Participation 6.000%, 12/15/39	125	141
		2,636

Florida—6.2%
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	345	355
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	393
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AGM Insured) 5.750%, 9/1/54	250	263
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	215	220
		1,231

Idaho—5.3%
Idaho Housing & Finance Association, Sales Tax Revenue, Series A 5.250%, 8/15/48	1,000	1,049
Illinois—0.5%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	100	106
Kentucky—1.0%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	200	204
Louisiana—3.0%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	175	195
Series E 5.000%, 9/1/31	350	390
		585

Massachusetts—2.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A
5.000%, 7/1/41	250	267
	Par Value	Value

Massachusetts—continued
5.250%, 7/1/52	$ 235	$ 246
		513

Nevada—1.2%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	245
New Jersey—4.4%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	315	346
Series AA 5.250%, 6/15/41	500	531
		877

New York—12.2%
City of New York, General Obligation,
Series B-1 5.250%, 10/1/47	500	516
Series D-1 5.500%, 5/1/44	1,000	1,061
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	210	215
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1 5.000%, 5/1/42	300	314
New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/41	300	316
		2,422

North Carolina—1.3%
County of Wake Revenue, Series A 5.000%, 5/1/44	250	263
Oklahoma—1.1%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	200	211
Pennsylvania—14.4%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	750	837
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	393
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	200	212
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/40	1,000	1,049
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
Series B 5.250%, 12/1/52	$ 350	$ 360
		2,851

South Carolina—2.8%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/43	545	557
Texas—14.5%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	120
City of Fort Worth, Water & Sewer System Revenue 5.000%, 2/15/30	125	131
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	490
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	530	599
Port Authority of Houston of Harris County Texas, General Obligation, Series A (AMT) 5.000%, 10/1/36	500	510
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,016
		2,866

Utah—1.9%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	355	382
Virginia—2.7%
Virginia Resources Authority Clean Water Revolving Fund, Water Revenue 5.000%, 10/1/28	500	536
	Par Value	Value

Washington—13.1%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	$1,420	$ 1,420
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	220
State of Washington, General Obligation, Series C
5.000%, 8/1/37	350	386
5.000%, 8/1/40	530	569
		2,595

Total Municipal Bonds (Identified Cost $20,540)		20,129

Total Long-Term Investments—101.5% (Identified Cost $20,540)		20,129

TOTAL INVESTMENTS—101.5% (Identified Cost $20,540)		$20,129
Other assets and liabilities, net—(1.5)%		(290)
NET ASSETS—100.0%		$19,839

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program
ST INTERCEPT	State Intercept

Footnote Legend:
(1)	At June 30, 2025, 9.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.

The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$20,129	$20,129
Total Investments	$20,129	$20,129
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.586%, 4/15/34(1)(2)	$ 2,000	$ 1,998
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 7.911%, 10/16/37(1)(2)	1,000	1,004
		3,002

Total Asset-Backed Securities (Identified Cost $2,980)		3,002

Convertible Bonds and Notes—1.0%
Communication Services—1.0%
Cable One, Inc. 1.125%, 3/15/28	5,315	4,053
Total Convertible Bonds and Notes (Identified Cost $4,409)		4,053

Corporate Bonds and Notes—89.6%
Communication Services—8.2%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,780	1,602
ANGI Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,526
Cable One, Inc. 144A 4.000%, 11/15/30(1)(3)	5,303	4,178
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	6,260	6,292
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,625
Gray Media, Inc. 144A 10.500%, 7/15/29(1)	1,215	1,305
Iliad Holding SASU 144A 8.500%, 4/15/31(1)	1,925	2,059
Sirius XM Radio LLC 144A 4.000%, 7/15/28(1)	2,875	2,761
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,111	2,166
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,104
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,426
Warnermedia Holdings, Inc. 4.279%, 3/15/32	2,405	2,023
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	3,947	3,370
		33,437

Consumer Discretionary—12.0%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	409
144A 5.000%, 2/15/32(1)	2,663	2,534
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,137
	Par Value	Value

Consumer Discretionary—continued
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	$ 1,073	$ 1,073
144A 6.000%, 10/15/32(1)(3)	1,045	1,025
Carvana Co. 144A 9.000%, 6/1/30(1)	1,912	2,010
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	1,102	1,171
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	402
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	2,437	2,541
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,064
144A 6.875%, 3/1/32(1)	4,606	4,766
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	824	777
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,448
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	901
Macy’s Retail Holdings LLC 5.125%, 1/15/42	852	585
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,230	2,181
MGM Resorts International 6.500%, 4/15/32(3)	2,102	2,136
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	3,022	3,133
144A 8.500%, 11/1/30(1)	1,500	1,528
QVC, Inc. 5.450%, 8/15/34	2,923	1,143
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,893
144A 4.625%, 12/1/31(1)	1,720	1,611
144A 6.625%, 3/15/32(1)	615	629
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,907
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	1,055	1,068
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	4,399	4,352
Whirlpool Corp.
6.125%, 6/15/30	1,013	1,022
6.500%, 6/15/33	412	413
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	1,000	998
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	723	721
		48,914

Consumer Staples—1.7%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,728
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,280	2,387
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	$ 2,670	$ 2,603
		6,718

Energy—7.1%
Ascent Resources Utica Holdings LLC 144A 9.000%, 11/1/27(1)	329	402
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,958
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	255
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,631	2,707
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,020	3,041
Matador Resources Co. 144A 6.875%, 4/15/28(1)	990	1,010
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	1,436	1,462
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	2,020	2,104
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,092	1,072
144A 7.500%, 7/15/38(1)	2,537	2,574
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	1,020
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,984	2,041
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,554	1,566
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,868	1,898
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,032	1,059
Venture Global LNG, Inc.
144A 9.000%(1)(4)	1,357	1,319
144A 9.500%, 2/1/29(1)	3,120	3,399
Welltec International ApS 144A 8.250%, 10/15/26(1)(3)	171	170
		29,057

Financials—32.7%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	999
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	1,000	1,000
APH Somerset Investor 2 LLC 144A 7.875%, 11/1/29(1)	2,072	2,119
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	1,170	1,112
Ardonagh Finco Ltd. 144A 7.750%, 2/15/31(1)	3,842	4,017
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	945	994
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,765	1,940
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	995
144A 11.500%, 10/1/31(1)	1,905	2,135
	Par Value	Value

Financials—continued
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	$ 1,475	$ 1,501
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,028	2,108
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,017	1,082
Borr IHC Ltd. 144A 10.375%, 11/15/30(1)	658	581
Bread Financial Holdings, Inc.
144A 9.750%, 3/15/29(1)	2,978	3,207
144A 8.375%, 6/15/35(1)	1,100	1,108
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(3)	3,941	4,112
Charter Communications Operating LLC
6.650%, 2/1/34	1,595	1,708
6.484%, 10/23/45	4,488	4,447
Consolidated Energy Finance S.A.
144A 6.500%, 5/15/26(1)	405	393
144A 12.000%, 2/15/31(1)(3)	880	863
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,940	3,126
Enova International, Inc.
144A 11.250%, 12/15/28(1)	1,787	1,920
144A 9.125%, 8/1/29(1)	2,024	2,131
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	1,553	1,554
144A 12.000%, 10/1/28(1)	1,411	1,517
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	1,389	1,443
144A 8.375%, 4/1/32(1)	1,100	1,112
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,914
goeasy Ltd.
144A 9.250%, 12/1/28(1)	2,023	2,140
144A 7.625%, 7/1/29(1)	2,722	2,806
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	755	774
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,585
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	4,051	4,203
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	4,210	4,378
INEOS Finance plc 144A 6.750%, 5/15/28(1)	4,005	3,978
Jefferies Finance LLC
144A 5.000%, 8/15/28(1)	1,595	1,542
144A 6.625%, 10/15/31(1)	1,055	1,051
Jefferson Capital Holdings LLC
144A 9.500%, 2/15/29(1)	1,110	1,172
144A 8.250%, 5/15/30(1)	352	365
Level 3 Financing, Inc.
144A 10.750%, 12/15/30(1)	1,836	2,082
144A 10.000%, 10/15/32(1)	1,097	1,108
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	1,010	1,056
Nationstar Mortgage Holdings, Inc.
144A 6.500%, 8/1/29(1)	882	901
144A 5.750%, 11/15/31(1)	1,677	1,703
144A 7.125%, 2/1/32(1)	511	531
OneMain Finance Corp.
9.000%, 1/15/29	2,717	2,849

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
7.875%, 3/15/30	$ 1,197	$ 1,272
6.750%, 3/15/32	935	953
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	1,020	1,041
Organon & Co. 144A 4.125%, 4/30/28(1)	2,080	2,000
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	145	151
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,175	1,248
144A 6.875%, 2/15/33(1)	2,139	2,192
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	984	1,019
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	2,228	2,053
144A 8.875%, 1/31/30(1)	1,981	2,042
Provident Funding Associates LP 144A 9.750%, 9/15/29(1)	352	370
Rocket Cos., Inc.
144A 6.125%, 8/1/30(1)	2,085	2,125
144A 6.375%, 8/1/33(1)	2,085	2,133
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	2,434	2,178
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	990	998
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,053
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,085	1,105
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,875	4,024
Transocean, Inc. 144A 8.750%, 2/15/30(1)	1,010	1,038
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	5,127	4,977
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	990	991
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,847
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	5,457	5,877
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,255
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,462
144A 7.750%, 4/15/32(1)	1,195	1,242
Voyager Parent LLC 144A 9.250%, 7/1/32(1)	421	438
		133,446

Health Care—2.0%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	460	441
144A 6.875%, 9/1/32(1)	1,975	2,046
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,015	1,611
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,930	2,012
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	1,022
	Par Value	Value

Health Care—continued
144A 11.000%, 10/15/30(1)	$ 879	$ 970
		8,102

Industrials—7.9%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,993	1,994
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	1,005	1,043
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,104	2,023
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	4,245	4,208
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	4,095	3,995
CACI International, Inc. 144A 6.375%, 6/15/33(1)	3,950	4,076
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	1,900
Deluxe Corp. 144A 8.125%, 9/15/29(1)	782	807
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	1,853	1,966
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,095	1,004
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,094
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,496
Pike Corp. 144A 8.625%, 1/31/31(1)	1,975	2,148
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	916	972
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,093
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,319
		32,138

Information Technology—5.2%
Acrisure LLC 144A 7.500%, 11/6/30(1)	1,375	1,421
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,904	4,018
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,953
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	4,199	4,238
144A 9.000%, 9/30/29(1)	1,940	2,011
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	2,063	2,109
Fair Isaac Corp. 144A 6.000%, 5/15/33(1)	995	1,004
Sabre GLBL, Inc. 144A 11.250%, 12/15/27(1)	2,340	2,448
Seagate Data Storage Technology Pte Ltd. 144A 5.750%, 12/1/34(1)	1,050	1,042
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	345	349

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
144A 6.375%, 3/15/33(1)	$ 424	$ 438
		21,031

Materials—7.7%
Celanese U.S. Holdings LLC 7.200%, 11/15/33	1,921	2,039
Champion Iron Canada, Inc. 144A 7.875%, 7/15/32(1)	1,002	1,016
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)(3)	3,121	2,942
144A 7.375%, 5/1/33(1)	580	545
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(1)	467	465
144A 9.375%, 3/1/29(1)	5,030	5,330
144A 8.000%, 3/1/33(1)	1,045	1,071
Hecla Mining Co. 7.250%, 2/15/28	620	625
Kaiser Aluminum Corp. 144A 4.500%, 6/1/31(1)	1,155	1,081
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)(3)	3,766	3,412
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	1,621	1,620
144A 8.000%, 11/1/27(1)	1,020	1,025
144A 9.250%, 10/1/28(1)	988	1,011
144A 8.500%, 5/1/30(1)	410	408
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	184	189
144A 6.750%, 3/1/33(1)	184	190
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	985	1,064
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	877
144A 8.875%, 11/15/31(1)	2,895	3,035
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,945
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,615
		31,505

Real Estate—2.7%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,602	2,595
Forestar Group, Inc. 144A 6.500%, 3/15/33(1)	3,041	3,064
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,069
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	4,322	4,290
		11,018

Utilities—2.4%
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	209	215
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,035	4,247
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,119	2,159
	Par Value	Value

Utilities—continued
Venture Global Plaquemines LNG LLC 144A 7.750%, 5/1/35(1)	$ 976	$ 1,056
Vistra Corp. 144A 8.000% (1)(4)	2	2,094
		9,771

Total Corporate Bonds and Notes (Identified Cost $359,426)		365,137

Leveraged Loans—1.3%
Financials—0.5%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 8.577%, 9/19/30(2)	980	954
Tranche B-4 (1 month Term SOFR + 5.364%) 9.691%, 1/20/29(2)	1,125	1,042
		1,996

Forest Prod / Containers—0.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 9.941%, 11/30/28(2)	1,205	1,118
Information Technology—0.5%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.427%, 6/30/28(2)	2,091	2,071
Total Leveraged Loans (Identified Cost $5,129)		5,185

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(5)(6)(7)	3,156	315
Total Preferred Stock (Identified Cost $309)		315

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (5)(6)(7)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(5)(6)	2,675	—
Total Common Stocks (Identified Cost $1,492)		2

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Affiliated Exchange-Traded Fund—4.6%
Financials—4.6%
Virtus Seix Senior Loan ETF(8)(9)	802,814	$ 18,914
Total Affiliated Exchange-Traded Fund (Identified Cost $19,281)		18,914

Total Long-Term Investments—97.3% (Identified Cost $393,026)		396,608

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(9)(10)	10,044,500	10,045
Total Securities Lending Collateral (Identified Cost $10,045)		10,045

TOTAL INVESTMENTS—99.8% (Identified Cost $403,071)		$406,653
Other assets and liabilities, net—0.2%		962
NET ASSETS—100.0%		$407,615

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $337,490 or 82.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	3
Canada	3
Cayman Islands	3
Bermuda	2
Australia	2
Jersey	1
Other	2
Total	100%
† % of total investments as of June 30, 2025.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$3,002	$—	$3,002	$—
Convertible Bonds and Notes	4,053	—	4,053	—
Corporate Bonds and Notes	365,137	—	365,137	—
Leveraged Loans	5,185	—	5,185	—
Equity Securities:
Preferred Stock	315	—	—	315
Common Stocks	2	2	—	—(1)
Affiliated Exchange-Traded Fund	18,914	18,914	—	—
Securities Lending Collateral	10,045	10,045	—	—
Total Investments	$406,653	$28,961	$377,377	$315

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—100.0%
California—0.2%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/27	$ 100	$ 102
5.000%, 6/1/28	100	104
		206

Colorado—5.2%
Board of Governors of Colorado State University System, System Enterprise Revenue, Series C 5.000%, 3/1/36	1,360	1,511
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A
(AGM Insured) 5.250%, 12/1/49	1,220	1,262
(AGM Insured) 5.250%, 12/1/54	500	515
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	923
5.000%, 7/15/27	1,025	1,058
State of Colorado, Certificates of Participation 6.000%, 12/15/39	755	854
		6,123

Connecticut—1.9%
State of Connecticut, General Obligation, Series B
5.000%, 12/1/29	500	547
5.000%, 12/1/34	1,500	1,710
		2,257

Florida—9.1%
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	750	715
3.000%, 10/1/33	750	705
Lee County Industrial Development Authority, Lee Health System Revenue, Series A-1 5.000%, 4/1/44	1,250	1,238
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	1,530	1,575
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,537
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,851
Tampa Bay Water, Water Revenue, Series A
5.000%, 10/1/43	1,000	1,050
5.000%, 10/1/49	1,040	1,063
		10,734

Georgia—3.2%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,350	1,501
	Par Value	Value

Georgia—continued
Jackson County School District, General Obligation State AID Withholding 5.000%, 3/1/35	$ 2,000	$ 2,281
		3,782

Idaho—0.9%
Idaho Housing & Finance Association, Sales Tax Revenue 5.000%, 8/15/40	1,000	1,062
Illinois—6.0%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,622
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,804
Series B (AGM Insured) 5.000%, 1/1/38	1,000	1,057
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	525	556
		7,039

Indiana—3.5%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,105
Louisiana—2.7%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	415	463
Series E 5.000%, 9/1/27	1,000	1,049
Series E 5.000%, 9/1/31	1,550	1,727
		3,239

Maryland—4.9%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,677
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,118
		5,795

Massachusetts—1.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A
5.000%, 7/1/36	750	854
5.000%, 7/1/40	750	809
		1,663

Mississippi—2.6%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,129
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Nevada—0.7%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	$ 760	$ 774
New Jersey—3.1%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	1,390	1,529
Series AA 5.250%, 6/15/41	2,000	2,122
		3,651

New York—7.3%
City of New York, General Obligation,
Series A 5.000%, 8/1/40	1,000	1,059
Series D-1 5.500%, 5/1/46	500	527
Series G-1 5.000%, 2/1/43	1,000	1,041
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	915	937
Series EE 5.000%, 6/15/45	1,445	1,467
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 11/1/40	1,000	1,067
Series B 5.000%, 5/1/46	1,600	1,637
Series H-1 5.000%, 11/1/41	500	531
Series H-1 5.500%, 11/1/51	345	367
		8,633

North Carolina—0.9%
County of Wake Revenue, Series A 5.000%, 5/1/44	1,000	1,053
Ohio—6.6%
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,833
Oklahoma—1.0%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	1,100	1,160
Oregon—2.0%
Oregon State Lottery Revenue, Series A 5.250%, 4/1/42	500	542
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	763
5.000%, 7/1/30	1,000	1,019
		2,324

	Par Value	Value

Pennsylvania—9.5%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	$ 4,300	$ 4,798
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT)
5.250%, 6/30/35	750	806
5.500%, 6/30/38	1,000	1,062
5.500%, 6/30/41	2,000	2,078
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/39	1,000	1,057
Series B 5.250%, 12/1/41	1,000	1,066
Series B 5.250%, 12/1/52	400	411
		11,278

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,048
Texas—14.5%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	395
Central Texas Regional Mobility Authority, Toll Highway Revenue, Senior Lien, Series E
5.000%, 1/1/29	500	533
5.000%, 1/1/30	1,300	1,408
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,519
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,001
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,518
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,775
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	528
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,469
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,036
		17,193

Utah—1.0%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	1,145	1,233

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Virginia—1.3%
Virginia Resources Authority Clean Water Revolving Fund, Water Revenue 5.000%, 10/1/28	$ 1,435	$ 1,538
Washington—9.6%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,675
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	706
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,008
		11,389

Total Municipal Bonds (Identified Cost $120,176)		118,241

Total Long-Term Investments—100.0% (Identified Cost $120,176)		118,241

	Shares
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(2)	590,293	590
Total Short-Term Investment (Identified Cost $590)		590

TOTAL INVESTMENTS—100.5% (Identified Cost $120,766)		$118,831
Other assets and liabilities, net—(0.5)%		(570)
NET ASSETS—100.0%		$118,261
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2025, 13.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$118,241	$—	$118,241
Money Market Mutual Fund	590	590	—
Total Investments	$118,831	$590	$118,241
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.6%
U.S. Treasury Bonds
4.500%, 11/15/54	$ 7,539	$ 7,184
4.625%, 2/15/55	2,428	2,364
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	5,036	5,098
U.S. Treasury Notes
3.750%, 4/15/28	15,341	15,361
4.375%, 12/31/29	3,360	3,443
3.875%, 6/30/30	1,043	1,047
4.250%, 5/15/35	4,649	4,656
Total U.S. Government Securities (Identified Cost $39,069)		39,153

Mortgage-Backed Securities—37.0%
Agency—37.0%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	226	212
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	730	710
Pool #Q42921 3.500%, 9/1/46	893	826
Pool #Q53881 4.500%, 1/1/48	643	625
Pool #QA3079 3.500%, 10/1/49	227	207
Pool #QA4766 3.500%, 11/1/49	745	688
Pool #QC2692 3.000%, 6/1/51	259	229
Pool #QE1985 4.500%, 5/1/52	214	205
Pool #QE2366 5.000%, 5/1/52	69	68
Pool #QE9908 5.500%, 9/1/52	583	587
Pool #QF8190 6.000%, 2/1/53	694	707
Pool #QG6239 5.000%, 7/1/53	507	497
Pool #QJ5568 6.000%, 9/1/54	840	865
Pool #RA2579 3.000%, 5/1/50	2,640	2,310
Pool #RA2622 3.000%, 5/1/50	1,873	1,625
Pool #RA8285 4.500%, 10/1/47	1,460	1,406
Pool #SD0164 3.500%, 12/1/49	455	418
Pool #SD1618 5.000%, 9/1/52	870	856
Pool #SD5272 6.000%, 5/1/54	1,317	1,349
Pool #ZM5226 3.500%, 12/1/47	292	265
Pool #ZT2423 4.000%, 12/1/48	319	302
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	651	625
	Par Value	Value

Agency—continued
Pool #AB3878 4.000%, 11/1/41	$ 709	$ 681
Pool #AB5924 3.000%, 8/1/42	677	605
Pool #BL7779 1.460%, 8/1/30	1,955	1,695
Pool #BO1277 3.000%, 7/1/49	433	376
Pool #BO1345 3.500%, 8/1/49	883	809
Pool #BO1351 4.000%, 8/1/49	355	335
Pool #BT7914 5.000%, 10/1/52	1,238	1,222
Pool #BV3044 3.000%, 2/1/52	672	590
Pool #BW0044 5.000%, 7/1/52	500	491
Pool #BW3311 4.500%, 7/1/52	868	834
Pool #BY8494 5.500%, 8/1/53	454	454
Pool #CA4166 3.500%, 9/1/49	270	243
Pool #CA5122 3.000%, 2/1/50	474	418
Pool #CB0998 3.000%, 7/1/51	198	172
Pool #CB3110 2.500%, 3/1/47	800	674
Pool #CB3630 4.000%, 5/1/52	739	689
Pool #CB3875 3.500%, 6/1/47	956	867
Pool #FM8210 3.000%, 4/1/50	580	512
Pool #FS2692 5.000%, 8/1/52	1,505	1,482
Pool #FS3262 4.000%, 10/1/46	1,459	1,409
Pool #FS3687 5.000%, 11/1/52	1,010	1,001
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,604	1,474
Pool #787186 6.000%, 10/20/53	493	502
Pool #787394 5.500%, 5/20/54	1,476	1,490
Pool #CR3025 5.500%, 12/20/52	663	667
Pool #CR9210 5.500%, 1/20/53	580	581
Pool #CS2411 6.000%, 3/20/53	100	102
Pool #CS5391 6.000%, 1/20/53	611	625
Pool #CS5448 6.000%, 1/20/53	955	979
Pool #CS7736 6.000%, 4/20/53	365	374
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA8151 4.500%, 7/20/52	$ 1,139	$ 1,099
Pool #MA8201 4.500%, 8/20/52	1,717	1,657
Total Mortgage-Backed Securities (Identified Cost $41,556)		40,691

Asset-Backed Securities—5.8%
Automobiles—1.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	800	812
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	340	342
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	340	344
		1,498

Credit Card—1.8%
American Express Credit Account Master Trust 2023-3, A 5.230%, 9/15/28	790	799
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	410	413
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	755
		1,967

Other—2.7%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	249
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	1,045	1,058
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	756
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	860	873
		2,936

Total Asset-Backed Securities (Identified Cost $6,382)		6,401

Corporate Bonds and Notes—20.6%
Consumer Discretionary—2.6%
BorgWarner, Inc. 5.400%, 8/15/34(2)	234	236
Carnival Corp. 144A 6.125%, 2/15/33(1)(2)	560	573
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	267	232
Ford Motor Co. 3.250%, 2/12/32	217	183
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	635	604
Tapestry, Inc. 5.500%, 3/11/35	253	254
	Par Value	Value

Consumer Discretionary—continued
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	$ 755	$ 751
		2,833

Consumer Staples—0.7%
PepsiCo, Inc. 4.650%, 2/15/53	859	757
Energy—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	139	129
Energy Transfer LP 6.200%, 4/1/55	384	378
Targa Resources Corp. 4.200%, 2/1/33	299	280
Williams Cos., Inc. (The) 3.500%, 10/15/51	285	195
		982

Financials—9.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	174	166
American Express Co. 6.338%, 10/30/26	377	379
Amrize Finance U.S. LLC 144A 5.400%, 4/7/35(1)	268	272
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(1)	226	230
Bank of America Corp.
2.087%, 6/14/29	188	176
2.572%, 10/20/32	514	453
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	934
Brown & Brown, Inc. 6.250%, 6/23/55	203	209
Citigroup, Inc. 6.950% (3)	575	587
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	313
Enact Holdings, Inc. 6.250%, 5/28/29	138	143
Essent Group Ltd. 6.250%, 7/1/29	146	151
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	595	599
JPMorgan Chase & Co. 5.350%, 6/1/34	471	485
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	312	326
Morgan Stanley 1.593%, 5/4/27	703	686
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	462
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	835	787
Radian Group, Inc. 6.200%, 5/15/29	146	152
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	1,000	1,019

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	$ 392	$ 395
U.S. Bancorp
5.046%, 2/12/31	110	112
5.678%, 1/23/35	235	244
Vistra Operations Co. LLC 144A 4.375%, 5/1/29(1)	560	546
Wells Fargo & Co. 3.350%, 3/2/33	274	250
		10,076

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	519	428
Amgen, Inc. 5.650%, 3/2/53	220	215
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	653	616
		1,259

Industrials—3.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	575	556
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	171	177
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	395
Ferguson Enterprises, Inc. 5.000%, 10/3/34	479	475
GATX Corp. 5.500%, 6/15/35	395	400
Owens Corning 5.950%, 6/15/54(2)	262	265
Republic Services, Inc. 5.150%, 3/15/35	270	275
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	352	359
2020-1, B 4.875%, 7/15/27	159	159
United Parcel Service, Inc. 5.050%, 3/3/53	511	465
Veralto Corp. 5.450%, 9/18/33	205	211
		3,737

Information Technology—1.0%
Dell International LLC 3.450%, 12/15/51	421	289
Motorola Solutions, Inc. 5.550%, 8/15/35	293	299
NetApp, Inc. 5.700%, 3/17/35	529	543
		1,131

	Par Value	Value

Materials—1.0%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	$ 252	$ 253
Newmont Corp.
2.250%, 10/1/30	326	293
6.250%, 10/1/39	471	509
		1,055

Utilities—0.7%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	301	200
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	595	561
		761

Total Corporate Bonds and Notes (Identified Cost $22,804)		22,591

Total Long-Term Investments—99.0% (Identified Cost $109,811)		108,836

	Shares	Value
Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(4)(5)	1,092,465	$ 1,092
Total Securities Lending Collateral (Identified Cost $1,092)		1,092

TOTAL INVESTMENTS—100.0% (Identified Cost $110,903)		$109,928
Other assets and liabilities, net—(0.0)%		(14)
NET ASSETS—100.0%		$109,914

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $10,684 or 9.7% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$39,153	$—	$39,153
Mortgage-Backed Securities	40,691	—	40,691
Asset-Backed Securities	6,401	—	6,401
Corporate Bonds and Notes	22,591	—	22,591
Securities Lending Collateral	1,092	1,092	—
Total Investments	$109,928	$1,092	$108,836
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—96.7%
Agency—96.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$ 3,823	$ 3,766
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.832%, 1/25/30(1)	4,250	4,256
K542, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.842%, 1/25/30(1)	5,000	5,002
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 4.896%, 5/25/30(1)	11,472	11,469
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.872%, 8/25/29(1)	10,000	9,994
KI07, A (SOFR30A + 0.170%, Cap N/A, Floor 0.170%) 4.482%, 9/25/26(1)	4,698	4,692
KIR1, A1 2.446%, 3/25/26	1,120	1,108
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.912%, 1/25/31(1)	6,995	7,016
KW07, A1 3.600%, 7/25/28	123	122
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.718%, 11/15/34(1)	3,963	3,924
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 4.768%, 3/15/41(1)	2,602	2,581
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 4.668%, 9/15/42(1)	3,672	3,621
4248, FT (SOFR30A + 0.614%, Cap 6.500%, Floor 0.500%) 4.918%, 9/15/43(1)	8,400	8,327
4717, GA 3.000%, 3/15/44	126	126
4794, WF (SOFR30A + 0.464%) 4.814%, 3/15/43(1)	4,585	4,516
4838, VA 4.000%, 3/15/36	718	715
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.818%, 7/15/38(1)	5,770	5,733
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.918%, 4/15/40(1)	5,534	5,463
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.755%, 8/25/52(1)	6,531	6,450
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.585%, Cap 10.117%, Floor 1.585%) 6.652%, 5/1/37(1)	1,307	1,348
Pool #1Q1420 (RFUCCT1Y + 1.759%, Cap 10.575%, Floor 1.759%) 6.864%, 9/1/39(1)	912	935
	Par Value	Value
Agency—continued
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.997%, Floor 1.640%) 6.571%, 2/1/47(1)	$ 1,399	$ 1,447
Pool #840337 (RFUCCT1Y + 1.578%, Cap 7.656%, Floor 1.578%) 6.693%, 7/1/46(1)	643	660
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.072%, Cap 7.732%, Floor 2.072%) 6.743%, 7/1/47(1)	1,298	1,329
Pool #841083 (RFUCCT1Y + 1.645%, Cap 7.837%, Floor 1.645%) 6.864%, 5/1/49(1)	4,110	4,232
Pool #841345 (RFUCCT1Y + 1.627%, Cap 7.714%, Floor 1.627%) 6.922%, 1/1/47(1)	1,276	1,313
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.564%, Floor 1.750%) 6.867%, 5/1/35(1)	3,274	3,387
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.099%, Floor 1.789%) 6.694%, 5/1/34(1)	1,792	1,852
Pool #848747 (RFUCCT1Y + 1.863%, Cap 9.965%, Floor 1.863%) 6.975%, 7/1/36(1)	1,761	1,822
Pool #848796 (RFUCCT1Y + 1.796%, Cap 9.809%, Floor 1.796%) 6.728%, 5/1/37(1)	3,231	3,349
Pool #E09000 3.000%, 6/1/27	252	248
Pool #G15863 3.000%, 7/1/31	677	660
Pool #G18622 2.500%, 12/1/31	336	323
Pool #J13437 3.500%, 11/1/25	150	149
Pool #J20464 2.500%, 9/1/27	296	291
Pool #J36146 2.500%, 1/1/27	171	168
Pool #ZS8563 3.000%, 4/1/30	715	700
Federal National Mortgage Association
(SOFR + 0.260%) 4.650%, 11/5/27(1)	5,000	5,013
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 5.036%, 10/25/25(1)	5,037	5,037
2016-M5, A2 2.469%, 4/25/26	4,278	4,210
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.916%, 7/25/26(1)	1,048	1,047
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.626%, Floor 2.375%) 6.701%, 9/1/37(1)	566	558
Pool #AD0064 (RFUCCT6M + 1.548%, Cap 10.941%, Floor 1.548%) 6.236%, 1/1/35(1)	645	661
Pool #AE0544 (RFUCCT1Y + 1.748%, Cap 8.128%, Floor 1.748%) 7.026%, 11/1/40(1)	1,285	1,328
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AJ6967 3.000%, 11/1/26	$ 144	$ 143
Pool #AL0270 (RFUCCT1Y + 1.677%, Cap 10.526%, Floor 1.677%) 6.926%, 8/1/38(1)	371	379
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.272%, Floor 1.819%) 6.705%, 6/1/41(1)	781	811
Pool #AL0960 (RFUCCT1Y + 1.686%, Cap 9.730%, Floor 1.686%) 6.791%, 7/1/37(1)	1,849	1,906
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.453%, Floor 1.752%) 6.986%, 6/1/42(1)	246	255
Pool #AL2202 (RFUCCT1Y + 1.687%, Cap 9.410%, Floor 1.687%) 6.871%, 6/1/36(1)	716	738
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 7.145%, 9/1/37(1)	658	665
Pool #AL3765 3.000%, 3/1/28	337	332
Pool #AL3794 3.000%, 6/1/28	698	688
Pool #AL3803 3.000%, 6/1/28	666	657
Pool #AL6227 2.500%, 12/1/29	166	161
Pool #AL6516 (RFUCCT1Y + 1.751%, Cap 8.707%, Floor 1.751%) 6.898%, 4/1/40(1)	1,312	1,356
Pool #AL7477 (RFUCCT1Y + 1.797%, Cap 8.612%, Floor 1.797%) 7.039%, 12/1/40(1)	980	1,012
Pool #AL7812 (RFUCCT1Y + 1.733%, Cap 8.382%, Floor 1.733%) 7.079%, 11/1/40(1)	2,263	2,340
Pool #AL8796 (RFUCCT1Y + 1.836%, Cap 8.447%, Floor 1.836%) 7.156%, 9/1/41(1)	2,508	2,605
Pool #AL8827 3.000%, 2/1/29	164	161
Pool #AL8872 (RFUCCT1Y + 1.803%, Cap 8.327%, Floor 1.803%) 6.888%, 7/1/42(1)	3,419	3,534
Pool #AL9996 3.000%, 4/1/32	412	400
Pool #AO3261 3.000%, 10/1/27	1,146	1,129
Pool #AP2717 2.500%, 10/1/27	273	268
Pool #AT2769 2.000%, 5/1/28	160	155
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 8.037%, Floor 1.620%) 7.278%, 7/1/47(1)	738	761
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 5.186%, 4/1/30(1)	9,964	9,981
Pool #BM1022 2.500%, 1/1/27	243	239
	Par Value	Value
Agency—continued
Pool #BM1805 (RFUCCT1Y + 1.603%, Cap 7.834%, Floor 1.603%) 7.209%, 9/1/47(1)	$ 1,807	$ 1,870
Pool #BM3981 (RFUCCT1Y + 1.750%, Cap 8.494%, Floor 1.750%) 7.042%, 2/1/42(1)	492	509
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 7.034%, 10/1/48(1)	1,900	1,956
Pool #BM4557 (RFUCCT1Y + 1.768%, Cap 7.906%, Floor 1.768%) 6.856%, 5/1/45(1)	1,531	1,586
Pool #BM6134 (RFUCCT1Y + 1.586%, Cap 7.486%, Floor 1.586%) 6.673%, 9/1/47(1)	5,171	5,366
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.572%, Floor 1.618%) 2.876%, 6/1/50(1)	6,362	6,225
Pool #BM7024 (RFUCCT1Y + 1.706%, Cap 8.711%, Floor 1.706%) 6.812%, 6/1/49(1)	400	411
Pool #BM7025 (RFUCCT1Y + 1.683%, Cap 8.905%, Floor 1.683%) 6.895%, 5/1/42(1)	4,690	4,851
Pool #BM7473 (SOFR30A + 2.247%, Cap 10.756%, Floor 2.247%) 5.748%, 3/1/54(1)	6,320	6,440
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.878%, Floor 2.120%) 3.878%, 10/1/52(1)	6,464	6,378
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.159%, Floor 2.110%) 5.203%, 12/1/52(1)	2,650	2,683
Pool #CA1310 3.000%, 10/1/27	347	342
Pool #CB8382 (SOFR30A + 2.327%, Cap 10.099%, Floor 2.327%) 5.130%, 4/1/54(1)	10,676	10,779
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.476%, Floor 2.340%) 5.476%, 4/1/54(1)	1,972	1,995
Pool #DD4389 (SOFR30A + 2.300%, Cap 10.509%, Floor 2.300%) 5.509%, 4/1/55(1)	4,248	4,281
Pool #FM6371 4.500%, 1/1/27	30	30
Pool #FS7243 3.000%, 11/1/31	754	738
Pool #FS9546 4.000%, 1/1/36	2,787	2,774
Pool #MA2589 3.000%, 4/1/26	67	67
Pool #MA2899 2.500%, 2/1/27	205	202
Pool #MA2924 2.500%, 3/1/27	204	201
Pool #MA3220 2.500%, 12/1/27	427	418
Pool #MA3221 3.000%, 12/1/27	451	444
Pool #MA3395 3.500%, 6/1/28	346	342

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA4172 1.500%, 11/1/30	$ 382	$ 361
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.920%, 7/25/35(1)	6,092	6,070
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.720%, 3/25/35(1)	2,621	2,593
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.840%, 5/25/35(1)	4,727	4,711
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 5.320%, 9/25/39(1)	3,148	3,165
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.790%, 6/25/40(1)	4,188	4,175
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.820%, 1/25/32(1)	3,017	2,999
2012-102, BG 1.600%, 9/25/27	239	233
2013-125, CA 3.000%, 5/25/32	148	147
2013-129, KB 3.000%, 1/25/29	530	523
2015-96, EA 3.000%, 12/25/26	320	316
2016-36, BA 3.500%, 3/25/43	302	301
2016-48, UF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 8/25/46(1)	4,032	3,981
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 9/25/46(1)	4,393	4,354
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 9/25/46(1)	2,940	2,913
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 5/25/39(1)	11,220	11,090
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 5/25/33(1)	3,093	3,071
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.870%, 10/25/35(1)	3,202	3,181
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.820%, 4/25/49(1)	6,022	5,951
2021-97, B 3.000%, 5/25/33	587	579
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.126%, 1/25/36(1)	4,656	4,634
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.126%, 4/25/38(1)	6,596	6,573
	Par Value	Value
Agency—continued
2018-SB51, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.460%, 4/25/38(1)	$ 1,186	$ 1,180
2019-SB66, A7H 2.390%, 6/25/39(1)	1,182	1,148
2020-SB76, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 3.630%, 4/25/40(1)	7,256	7,201
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.176%, 10/16/39(1)	2,969	2,977
2010-159, D 4.558%, 9/16/44(1)	965	958
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.182%, 2/20/40(1)	10,644	10,668
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.819%, 8/20/45(1)	5,723	5,655
Pool #783018 5.200%, 10/15/29	259	261
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.507%, Floor 1.500%) 5.003%, 8/20/49(1)	3,416	3,465
Pool #787907 (U.S. Treasury Yield Curve CMT 1 year + 1.502%, Cap 7.654%, Floor 1.502%) 4.768%, 8/20/49(1)	10,786	11,000
Pool #787937 (U.S. Treasury Yield Curve CMT 1 year + 1.658%, Cap 9.733%, Floor 1.658%) 4.733%, 4/20/55(1)	8,267	8,278
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,734	3,757
Pool #DI5711 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 3/20/55(1)	1,239	1,248
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,420	3,396
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,939	5,017
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,159	1,178
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	6,524	6,566
Pool #MB0269 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 3/20/55(1)	3,376	3,395
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.900%, 5/25/28(1)	979	977
Pool #510256 (PRIME minus 2.600%) 4.900%, 12/25/28(1)	1,614	1,612
Pool #510273 (PRIME minus 2.500%) 5.000%, 11/25/28(1)	1,111	1,111
Pool #530241 (PRIME minus 2.500%) 5.000%, 10/25/32(1)	2,493	2,474

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #530251 (PRIME minus 2.375%) 5.125%, 4/25/32(1)	$ 4,529	$ 4,494
Pool #530835 (PRIME minus 2.600%) 4.900%, 5/25/35(1)	7,948	7,926
Total Mortgage-Backed Securities (Identified Cost $389,290)		390,375

Total Long-Term Investments—96.7% (Identified Cost $389,290)		390,375

Short-Term Investment—1.7%
U.S. Government Security—1.7%
U.S. Treasury Bills 0.000%, 10/7/25(2)	7,000	6,920
Total Short-Term Investment (Identified Cost $6,920)		6,920

TOTAL INVESTMENTS—98.4% (Identified Cost $396,210)		$397,295
Other assets and liabilities, net—1.6%		6,282
NET ASSETS—100.0%		$403,577
Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Security	$6,920	$6,920
Mortgage-Backed Securities	390,375	390,375
Total Investments	$397,295	$397,295
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)(2)	$128,273	$1,359,906	$20,129	$387,739
Investment in affiliated funds at value(3)	—	—	—	18,914
Cash	1,707	51,134	52	7,933
Receivables
Investment securities sold	8,103	28,058	—	423
Fund shares sold	15	2,251	—(a)	111
Dividends and interest	771	7,240	254	7,179
Receivable from adviser	—	—	2	—
Tax reclaims	—	—	—	3
Securities lending income	—(a)	—	—	18
Prepaid Trustees’ retainer	1	25	—(a)	8
Prepaid expenses	20	127	9	67
Other assets	14	185	3	55
Total assets	138,904	1,448,926	20,449	422,450
Liabilities
Payables
Fund shares repurchased	76	3,479	26	594
Investment securities purchased	8,875	78,191	535	3,670
Collateral on securities loaned	135	—	—	10,045
Dividend distributions	9	723	—	129
Investment advisory fees	8	335	—	102
Distribution and service fees	1	14	1	6
Administration and accounting fees	20	216	13	49
Transfer agent and sub-transfer agent fees and expenses	12	305	5	110
Professional fees	19	13	19	19
Trustee deferred compensation plan	14	185	3	55
Interest expense and/or commitment fees	—(a)	36	—(a)	2
Other accrued expenses	13	100	8	54
Unrealized depreciation on unfunded loan commitments(4)	—	4	—	—
Total liabilities	9,182	83,601	610	14,835
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$129,722	$1,365,325	$19,839	$407,615
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$143,934	$2,269,628	$22,815	$660,754
Accumulated earnings (loss)	(14,212)	(904,303)	(2,976)	(253,139)
Net Assets	$129,722	$1,365,325	$19,839	$407,615
Net Assets:
Class A	$6,206	$45,998	$3,694	$30,619
Class C	$—	$5,928	$—	$—
Class I	$25,782	$999,976	$16,145	$282,477
Class R6	$97,734	$313,423	$—	$94,519
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	663,156	5,997,337	344,516	3,979,153
Class C	—	772,398	—	—
Class I	2,754,609	130,348,244	1,506,417	35,786,759
Class R6	10,436,190	40,819,202	—	11,968,520
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.36	$7.67	$10.72	$7.69
Class C	$—	$7.67	$—	$—
Class I	$9.36	$7.67	$10.72	$7.89
Class R6	$9.36	$7.68	$—	$7.90
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.72	$7.89	$11.02	$7.99
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%	3.75%
(1) Investment in securities at cost	$128,346	$1,374,718	$20,540	$383,790
(2) Market value of securities on loan	$130	$—	$—	$9,745
(3) Investment in affiliated funds at cost	$—	$—	$—	$19,281
(4) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Investment in securities at value(1)(2)	$118,831	$109,928	$397,295
Cash	—	1,048	3,489
Receivables
Investment securities sold	—	8,385	743
Fund shares sold	45	21	1,268
Dividends and interest	1,445	688	1,373
Securities lending income	—	—(a)	—
Prepaid Trustees’ retainer	2	2	7
Prepaid expenses	14	33	30
Other assets	16	15	53
Total assets	120,353	120,120	404,258
Liabilities
Due to custodian	209	—	—
Payables
Fund shares repurchased	173	109	316
Investment securities purchased	1,536	8,888	—
Collateral on securities loaned	—	1,092	—
Dividend distributions	57	—	123
Investment advisory fees	13	5	27
Distribution and service fees	1	1	5
Administration and accounting fees	22	22	47
Transfer agent and sub-transfer agent fees and expenses	31	40	58
Professional fees	19	20	15
Trustee deferred compensation plan	16	15	53
Interest expense and/or commitment fees	1	1	1
Other accrued expenses	14	13	36
Total liabilities	2,092	10,206	681
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$118,261	$109,914	$403,577
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$129,836	$157,232	$416,837
Accumulated earnings (loss)	(11,575)	(47,318)	(13,260)
Net Assets	$118,261	$109,914	$403,577
Net Assets:
Class A	$5,854	$5,832	$23,520
Class I	$112,407	$77,227	$236,870
Class R6	$—	$26,855	$143,187
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	540,959	601,332	2,371,970
Class I	10,400,988	8,238,339	23,894,732
Class R6	—	2,865,526	14,425,812
Net Asset Value and Redemption Price Per Share:*
Class A	$10.82	$9.70	$9.92
Class I	$10.81	$9.37	$9.91
Class R6	$—	$9.37	$9.93
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.13	$10.08	$—
Maximum Sales Charge - Class A	2.75%	3.75%	—%
(1) Investment in securities at cost	$120,766	$110,903	$396,210
(2) Market value of securities on loan	$—	$1,053	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Investment Income
Dividends	$27	$1,396	$18	$169
Dividends from affiliated	—	—	—	648
Interest	1,646	57,174	382	14,500
Securities lending, net of fees	1	—	—	121
Total investment income	1,674	58,570	400	15,438
Expenses
Investment advisory fees	88	2,968	55	922
Distribution and service fees, Class A	7	57	3	38
Distribution and service fees, Class C	—	30	—	—
Administration and accounting fees	48	791	24	215
Transfer agent fees and expenses	16	296	5	89
Sub-transfer agent fees and expenses, Class A	5	21	1	18
Sub-transfer agent fees and expenses, Class C	—	3	—	—
Sub-transfer agent fees and expenses, Class I	19	663	9	172
Custodian fees	1	2	—(a)	2
Printing fees and expenses	5	49	3	17
Professional fees	15	41	15	23
Interest expense and/or commitment fees	—(a)	95	—(a)	1
Registration fees	16	57	12	22
Trustees’ fees and expenses	2	51	1	15
Miscellaneous expenses	7	74	7	32
Total expenses	229	5,198	135	1,566
Less net expenses reimbursed and/or waived by investment adviser(1)	(74)	(865)	(68)	(277)
Net expenses	155	4,333	67	1,289
Net investment income (loss)	1,519	54,237	333	14,149
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(533)	(32,953)	(364)	(5,302)
Net change in unrealized appreciation (depreciation) on:
Investments	2,127	5,868	(216)	3,971
Affiliated fund	—	—	—	(311)
Net realized and unrealized gain (loss) on investments	1,594	(27,085)	(580)	(1,642)
Net increase (decrease) in net assets resulting from operations	$3,113	$27,152	$(247)	$12,507

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$113	$32	$80
Interest	1,835	2,908	9,268
Securities lending, net of fees	—	1	—(a)
Total investment income	1,948	2,941	9,348
Expenses
Investment advisory fees	303	150	360
Distribution and service fees, Class A	7	7	28
Administration and accounting fees	73	72	190
Transfer agent fees and expenses	26	26	80
Sub-transfer agent fees and expenses, Class A	2	5	5
Sub-transfer agent fees and expenses, Class I	69	65	138
Custodian fees	—(a)	1	1
Printing fees and expenses	7	8	13
Professional fees	16	18	18
Interest expense and/or commitment fees	—(a)	1	1
Registration fees	15	18	23
Trustees’ fees and expenses	5	5	12
Miscellaneous expenses	12	13	25
Total expenses	535	389	894
Less net expenses reimbursed and/or waived by investment adviser(1)	(226)	(125)	(220)
Net expenses	309	264	674
Net investment income (loss)	1,639	2,677	8,674
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,256)	(914)	(43)
Futures	—	—	31
Net change in unrealized appreciation (depreciation) on:
Investments	17	2,694	1,079
Net realized and unrealized gain (loss) on investments	(1,239)	1,780	1,067
Net increase (decrease) in net assets resulting from operations	$400	$4,457	$9,741

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Seix Core Bond Fund		Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,519	$2,277	$54,237	$129,394
Net realized gain (loss)	(533)	(700)	(32,953)	(31,596)
Net change in unrealized appreciation (depreciation)	2,127	(2,196)	5,868	22,163
Increase (decrease) in net assets resulting from operations	3,113	(619)	27,152	119,961
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(121)	(239)	(1,705)	(3,716)
Class C	—	—	(211)	(595)
Class I	(606)	(1,627)	(40,418)	(116,324)
Class R6	(790)	(410)	(11,840)	(19,244)
Total dividends and distributions to shareholders	(1,517)	(2,276)	(54,174)	(139,879)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	388	(6)	1,806	12,333
Class C	—	—	(362)	(688)
Class I	(8,233)	(10,624)	(89,452)	(177,489)
Class R6	67,555	28,527	51,315	82,913
Increase (decrease) in net assets from capital transactions	59,710	17,897	(36,693)	(82,931)
Net increase (decrease) in net assets	61,306	15,002	(63,715)	(102,849)
Net Assets
Beginning of period	68,416	53,414	1,429,040	1,531,889
End of Period	$129,722	$68,416	$1,365,325	$1,429,040
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix High Grade Municipal Bond Fund		Seix High Yield Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$333	$871	$14,149	$25,815
Net realized gain (loss)	(364)	(91)	(5,302)	(3,753)
Net change in unrealized appreciation (depreciation)	(216)	(774)	3,660	3,781
Increase (decrease) in net assets resulting from operations	(247)	6	12,507	25,843
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(51)	(103)	(1,014)	(1,932)
Class I	(282)	(767)	(9,835)	(18,669)
Class R6	—	—	(3,186)	(4,961)
Total dividends and distributions to shareholders	(333)	(870)	(14,035)	(25,562)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	228	(550)	(1,298)	21,440
Class I	(5,865)	(10,052)	(17,964)	129,002
Class R6	—	—	2,261	37,749
Increase (decrease) in net assets from capital transactions	(5,637)	(10,602)	(17,001)	188,191
Net increase (decrease) in net assets	(6,217)	(11,466)	(18,529)	188,472
Net Assets
Beginning of period	26,056	37,522	426,144	237,672
End of Period	$19,839	$26,056	$407,615	$426,144
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,639	$3,396	$2,677	$6,203
Net realized gain (loss)	(1,256)	207	(914)	(936)
Net change in unrealized appreciation (depreciation)	17	(2,043)	2,694	(3,745)
Increase (decrease) in net assets resulting from operations	400	1,560	4,457	1,522
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(74)	(149)	(123)	(244)
Class I	(1,566)	(3,271)	(1,951)	(4,723)
Class R6	—	—	(604)	(1,228)
Total dividends and distributions to shareholders	(1,640)	(3,420)	(2,678)	(6,195)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	36	(940)	(481)	215
Class I	(9,924)	(8,787)	(21,841)	(15,480)
Class R6	—	—	226	(9,438)
Increase (decrease) in net assets from capital transactions	(9,888)	(9,727)	(22,096)	(24,703)
Net increase (decrease) in net assets	(11,128)	(11,587)	(20,317)	(29,376)
Net Assets
Beginning of period	129,389	140,976	130,231	159,607
End of Period	$118,261	$129,389	$109,914	$130,231
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$8,674	$14,918
Net realized gain (loss)	(12)	57
Net change in unrealized appreciation (depreciation)	1,079	878
Increase (decrease) in net assets resulting from operations	9,741	15,853
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(515)	(929)
Class I	(5,489)	(10,670)
Class R6	(2,670)	(3,317)
Total dividends and distributions to shareholders	(8,674)	(14,916)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1,867	6,525
Class I	14,124	17,050
Class R6	36,216	64,261
Increase (decrease) in net assets from capital transactions	52,207	87,836
Net increase (decrease) in net assets	53,274	88,773
Net Assets
Beginning of period	350,303	261,530
End of Period	$403,577	$350,303
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/25 to 6/30/25(8)	$9.23	0.19	0.13	0.32	(0.19)	—	—	(0.19)	0.13	$9.36	3.47%	$6,206	0.64%	1.00%	4.11%	85%
1/1/24 to 12/31/24	9.51	0.38	(0.28)	0.10	(0.38)	—	—	(0.38)	(0.28)	9.23	1.02	5,739	0.64	0.99	4.00	177
1/1/23 to 12/31/23	9.40	0.34	0.11	0.45	(0.34)	—	—	(0.34)	0.11	9.51	4.86	5,908	0.64	1.02	3.59	161
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	(1.80)	9.40	(13.85)	6,240	0.66 (9)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
Class I
1/1/25 to 6/30/25(8)	$9.23	0.20	0.13	0.33	(0.20)	—	—	(0.20)	0.13	$9.36	3.54%	$25,782	0.50%	0.69%	4.26%	85%
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	9.23	1.06	33,605	0.50	0.69	4.14	177
1/1/23 to 12/31/23	9.40	0.35	0.12	0.47	(0.35)	—	—	(0.35)	0.12	9.52	5.11	45,509	0.50	0.71	3.72	161
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	(1.80)	9.40	(13.72)	52,113	0.51 (9)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
Class R6
1/1/25 to 6/30/25(8)	$9.23	0.20	0.13	0.33	(0.20)	—	—	(0.20)	0.13	$9.36	3.61%	$97,734	0.36%	0.56%	4.38%	85%
1/1/24 to 12/31/24	9.52	0.39	(0.28)	0.11	(0.40)	—	—	(0.40)	(0.29)	9.23	1.20	29,072	0.36	0.57	4.15	177
1/1/23 to 12/31/23	9.40	0.36	0.12	0.48	(0.36)	—	—	(0.36)	0.12	9.52	5.26	1,997	0.36	0.60	3.90	161
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	(1.80)	9.40	(13.60)	1,573	0.38 (9)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221

Seix Floating Rate High Income Fund
Class A
1/1/25 to 6/30/25(8)	$7.81	0.29	(0.14)	0.15	(0.29)	—	—	(0.29)	(0.14)	$7.67	1.90%	$45,998	0.95% (10)	0.98%	7.52%	37%
1/1/24 to 12/31/24	7.92	0.67	(0.05)	0.62	(0.73)	—	—	(0.73)	(0.11)	7.81	8.22	45,058	0.96 (10)	0.96	8.55	110
1/1/23 to 12/31/23	7.74	0.69	0.18	0.87	(0.69)	—	—	(0.69)	0.18	7.92	11.65	33,242	0.96 (10)	0.99	8.76	45
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	(0.49)	7.74	(1.20)	32,916	0.97 (9)(10)(11)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	0.14	8.23	5.14	42,301	0.95 (10)(11)(12)	0.95	3.35	72
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	8.09	0.06	35,224	0.96 (10)	0.96	3.76	68
Class C
1/1/25 to 6/30/25(8)	$7.81	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	(0.14)	$7.67	1.61%	$5,928	1.53% (10)	1.74%	6.94%	37%
1/1/24 to 12/31/24	7.92	0.63	(0.05)	0.58	(0.69)	—	—	(0.69)	(0.11)	7.81	7.60	6,404	1.54 (10)	1.72	8.02	110
1/1/23 to 12/31/23	7.75	0.64	0.17	0.81	(0.64)	—	—	(0.64)	0.17	7.92	10.87	7,183	1.54 (10)	1.75	8.14	45
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	(0.49)	7.75	(1.77)	10,793	1.55 (9)(10)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	0.15	8.24	4.65	14,303	1.54 (10)	1.73	2.74	72
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	(0.31)	8.09	(0.52)	21,841	1.54 (10)	1.68	3.19	68
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class I
1/1/25 to 6/30/25(8)	$7.81	0.30	(0.14)	0.16	(0.30)	—	—	(0.30)	(0.14)	$7.67	2.06%	$999,976	0.63% (10)	0.77%	7.84%	37%
1/1/24 to 12/31/24	7.92	0.70	(0.05)	0.65	(0.76)	—	—	(0.76)	(0.11)	7.81	8.57	1,109,864	0.64 (10)	0.75	8.93	110
1/1/23 to 12/31/23	7.74	0.71	0.18	0.89	(0.71)	—	—	(0.71)	0.18	7.92	12.00	1,303,700	0.64 (10)	0.77	9.02	45
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	(0.49)	7.74	(0.89)	1,795,243	0.65 (9)(10)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	0.14	8.23	5.47	2,102,532	0.64 (10)	0.73	3.65	72
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	(0.31)	8.09	0.38	1,526,917	0.64 (10)	0.75	4.10	68
Class R6
1/1/25 to 6/30/25(8)	$7.82	0.30	(0.14)	0.16	(0.30)	—	—	(0.30)	(0.14)	$7.68	2.12%	$313,423	0.53% (10)	0.64%	7.94%	37%
1/1/24 to 12/31/24	7.92	0.71	(0.04)	0.67	(0.77)	—	—	(0.77)	(0.10)	7.82	8.82	267,714	0.54 (10)	0.62	8.97	110
1/1/23 to 12/31/23	7.75	0.72	0.17	0.89	(0.72)	—	—	(0.72)	0.17	7.92	11.97	187,764	0.54 (10)	0.64	9.13	45
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	(0.49)	7.75	(0.78)	252,100	0.55 (9)(10)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	0.14	8.24	5.57	255,611	0.54 (10)	0.62	3.76	72
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	(0.30)	8.10	0.61	142,506	0.54 (10)	0.63	4.30	68

Seix High Grade Municipal Bond Fund
Class A
1/1/25 to 6/30/25(8)	$11.00	0.16	(0.28)	(0.12)	(0.16)	—	—	(0.16)	(0.28)	$10.72	(1.15) %	$3,694	0.73%	1.31%	2.89%	34%
1/1/24 to 12/31/24	11.31	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	11.00	(0.07)	3,558	0.73	1.14	2.70	44
1/1/23 to 12/31/23	10.90	0.29	0.41	0.70	(0.29)	—	—	(0.29)	0.41	11.31	6.53	4,215	0.73	1.05	2.65	64
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	(1.28)	10.90	(8.69)	5,217	0.74 (9)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	0.37	12.42	6.85	7,626	0.75 (13)	0.95	1.04	203
Class I
1/1/25 to 6/30/25(8)	$11.00	0.16	(0.28)	(0.12)	(0.16)	—	—	(0.16)	(0.28)	$10.72	(1.07) %	$16,145	0.58%	1.20%	3.03%	34%
1/1/24 to 12/31/24	11.30	0.32	(0.30)	0.02	(0.32)	—	—	(0.32)	(0.30)	11.00	0.16	22,498	0.58	1.03	2.85	44
1/1/23 to 12/31/23	10.90	0.31	0.40	0.71	(0.31)	—	—	(0.31)	0.40	11.30	6.60	33,307	0.58	0.96	2.80	64
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	(1.28)	10.90	(8.56)	37,813	0.59 (9)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	0.37	12.42	7.01	74,004	0.60 (13)	0.86	1.18	203

Seix High Yield Fund
Class A
1/1/25 to 6/30/25(8)	$7.71	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	(0.02)	$7.69	3.06%	$30,619	0.82%	1.03%	6.72%	38%
1/1/24 to 12/31/24	7.71	0.52	(0.01)	0.51	(0.51)	—	—	(0.51)	—	7.71	6.85	31,997	0.82	1.08	6.73	72
1/1/23 to 12/31/23	7.27	0.45	0.44	0.89	(0.45)	—	—	(0.45)	0.44	7.71	12.68	10,498	0.81	1.10	6.11	74
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	(1.29)	7.27	(10.70)	11,178	0.84 (9)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix High Yield Fund (Continued)
Class I
1/1/25 to 6/30/25(8)	$7.91	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	(0.02)	$7.89	3.15%	$282,477	0.64%	0.77%	6.89%	38%
1/1/24 to 12/31/24	7.91	0.55	(0.01)	0.54	(0.54)	—	—	(0.54)	—	7.91	7.04	301,682	0.64	0.81	6.89	72
1/1/23 to 12/31/23	7.46	0.48	0.45	0.93	(0.48)	—	—	(0.48)	0.45	7.91	12.87	172,351	0.63	0.78	6.28	74
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	(1.32)	7.46	(10.51)	208,171	0.65 (9)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
Class R6
1/1/25 to 6/30/25(8)	$7.92	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	(0.02)	$7.90	3.08%	$94,519	0.53%	0.65%	7.01%	38%
1/1/24 to 12/31/24	7.91	0.55	0.01	0.56	(0.55)	—	—	(0.55)	0.01	7.92	7.29	92,465	0.53	0.68	6.99	72
1/1/23 to 12/31/23	7.46	0.49	0.45	0.94	(0.49)	—	—	(0.49)	0.45	7.91	12.99	54,823	0.52	0.66	6.47	74
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	(1.32)	7.46	(10.41)	40,199	0.55 (9)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/25 to 6/30/25(8)	$10.94	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	(0.12)	$10.82	0.15%	$5,854	0.67%	1.07%	2.54%	29%
1/1/24 to 12/31/24	11.08	0.26	(0.13)	0.13	(0.27)	—	—	(0.27)	(0.14)	10.94	1.15	5,881	0.67	1.06	2.39	41
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	0.29	11.08	5.04	6,902	0.66	1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	(0.94)	10.79	(6.62)	7,086	0.69 (9)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71 (13)	1.01	0.58	95
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	0.27	11.99	5.73	8,902	0.73 (13)	1.01	0.84	173
Class I
1/1/25 to 6/30/25(8)	$10.92	0.15	(0.11)	0.04	(0.15)	—	—	(0.15)	(0.11)	$10.81	0.33%	$112,407	0.50%	0.87%	2.71%	29%
1/1/24 to 12/31/24	11.07	0.28	(0.15)	0.13	(0.28)	—	—	(0.28)	(0.15)	10.92	1.21	123,508	0.52	0.87	2.54	41
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	0.29	11.07	5.19	134,074	0.51	0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	(0.94)	10.78	(6.49)	152,491	0.53 (9)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56 (13)	0.80	0.73	95
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	0.28	11.98	5.98	288,699	0.58 (13)	0.82	0.98	173

Seix Total Return Bond Fund
Class A
1/1/25 to 6/30/25(8)	$9.55	0.20	0.15	0.35	(0.20)	—	—	(0.20)	0.15	$9.70	3.68%	$5,832	0.70%	0.95%	4.21%	70%
1/1/24 to 12/31/24	9.85	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	(0.30)	9.55	0.88	6,223	0.70	0.88	3.98	149
1/1/23 to 12/31/23	9.75	0.34	0.08	0.42	(0.32)	—	—	(0.32)	0.10	9.85	4.37	6,198	0.69	0.94	3.52	167
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	(1.88)	9.75	(13.70)	7,707	0.72 (9)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix Total Return Bond Fund (Continued)
Class I
1/1/25 to 6/30/25(8)	$9.23	0.20	0.14	0.34	(0.20)	—	—	(0.20)	0.14	$9.37	3.75%	$77,227	0.46%	0.67%	4.45%	70%
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	9.23	1.13	97,792	0.46	0.64	4.21	149
1/1/23 to 12/31/23	9.42	0.35	0.08	0.43	(0.33)	—	—	(0.33)	0.10	9.52	4.65	116,684	0.45	0.60	3.75	167
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	(1.83)	9.42	(13.57)	152,706	0.48 (9)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
Class R6
1/1/25 to 6/30/25(8)	$9.23	0.21	0.14	0.35	(0.21)	—	—	(0.21)	0.14	$9.37	3.83%	$26,855	0.31%	0.52%	4.60%	70%
1/1/24 to 12/31/24	9.52	0.41	(0.29)	0.12	(0.41)	—	—	(0.41)	(0.29)	9.23	1.28	26,216	0.31	0.47	4.36	149
1/1/23 to 12/31/23	9.42	0.37	0.07	0.44	(0.34)	—	—	(0.34)	0.10	9.52	4.81	36,725	0.30	0.48	3.92	167
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	(1.82)	9.42	(13.36)	41,237	0.32 (9)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/25 to 6/30/25(8)	$9.89	0.22	0.03	0.25	(0.22)	—	—	(0.22)	0.03	$9.92	2.57%	$23,520	0.65%	0.71%	4.53%	13%
1/1/24 to 12/31/24	9.84	0.49	0.05	0.54	(0.49)	—	—	(0.49)	0.05	9.89	5.62	21,590	0.65	0.79	4.97	37
1/1/23 to 12/31/23	9.75	0.41	0.08	0.49	(0.40)	—	—	(0.40)	0.09	9.84	5.17	14,985	0.65	0.68	4.15	4
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	(0.26)	9.75	(1.39)	13,607	0.68 (9)(11)(12)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (14)	— (14)	—	— (14)	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
Class I
1/1/25 to 6/30/25(8)	$9.88	0.23	0.04	0.27	(0.24)	—	—	(0.24)	0.03	$9.91	2.70%	$236,870	0.40%	0.52%	4.78%	13%
1/1/24 to 12/31/24	9.84	0.51	0.05	0.56	(0.52)	—	—	(0.52)	0.04	9.88	5.77	222,103	0.40	0.58	5.21	37
1/1/23 to 12/31/23	9.75	0.42	0.10	0.52	(0.43)	—	—	(0.43)	0.09	9.84	5.44	204,124	0.40	0.51	4.33	4
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	(0.25)	9.75	(1.05)	343,827	0.43 (9)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
Class R6
1/1/25 to 6/30/25(8)	$9.90	0.24	0.03	0.27	(0.24)	—	—	(0.24)	0.03	$9.93	2.77%	$143,187	0.26%	0.40%	4.93%	13%
1/1/24 to 12/31/24	9.85	0.53	0.05	0.58	(0.53)	—	—	(0.53)	0.05	9.90	6.03	106,610	0.26	0.47	5.32	37
1/1/23 to 12/31/23	9.77	0.44	0.08	0.52	(0.44)	—	—	(0.44)	0.08	9.85	5.48	42,421	0.25	0.40	4.45	4
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	(0.25)	9.77	(0.90)	74,922	0.28 (9)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Ratio of total expenses excluding interest expense on borrowings for the six months ended June 30, 2025 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A), 1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6) and the year ended December 31, 2020 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(11)	The share class is currently under its expense limitation.
(12)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) June 30, 2025
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified. There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund, which is not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
At June 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix Core Bond Fund	$130	$130	$ —
Seix High Yield Fund	9,745	9,745	—
Seix Total Return Bond Fund	1,053	1,053	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix Core Bond Fund	Money Market Mutual Fund	$135
Seix High Yield Fund	Money Market Mutual Fund	10,045
Seix Total Return Bond Fund	Money Market Mutual Fund	1,092
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended June 30, 2025, the Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2025:

Statement Line Description	Primary Risk	Seix U.S. Government Securities Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$31
Total		$31

The futures contracts as disclosed on the Statement of Operations at period end serves as an indicator of the volume for the Seix U.S. Government Securities Ultra-Short Bond Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Floating Rate High Income Fund	0.45

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
First $500 Million
Seix High Grade Municipal Bond Fund	0.50%
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A	0.50%	0.36%
Seix Floating Rate High Income Fund	0.94	1.52%	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.50	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.65	N/A	0.40	0.26
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	2027	2028	Total
Seix Core Bond Fund
Class A	$10	$24	$21	$11	$66
Class I	44	107	81	27	259
Class R6	2	4	20	36	62
Seix Floating Rate High Income Fund
Class A	—	8	3	7	18
Class C	10	19	13	6	48
Class I	1,214	1,846	1,362	693	5,115
Class R6	120	228	158	159	665
Seix High Grade Municipal Bond Fund
Class A	7	15	16	10	48
Class I	56	150	120	58	384

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
Seix High Yield Fund
Class A	$11	$32	$74	$28	$145
Class I	148	278	456	159	1,041
Class R6	25	62	100	46	233
Seix Investment Grade Tax-Exempt Bond Fund
Class A	12	26	24	11	73
Class I	266	470	443	215	1,394
Seix Total Return Bond Fund
Class A	8	17	11	7	43
Class I	122	201	196	91	610
Class R6	32	70	46	27	175
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	—	5	26	7	38
Class I	258	308	367	137	1,070
Class R6	64	78	128	76	346
During the six months ended June 30, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2025, it retained net commissions of $7 for Class A shares and CDSC of $1 and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2025, the Funds incurred administration fees totaling $1,179 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2025, the Funds incurred transfer agent fees totaling $528 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
A summary of the Seix High Yield Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying fund(1) during the six months ended June 30, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Fund
Affiliated Exchange-Traded Fund—4.6%
Virtus Seix Senior Loan ETF(2)	$12,656	$6,569	$—	$—	$(311)	$18,914	802,814	$648	$—
Total	$12,656	$6,569	$—	$—	$(311)	$18,914		$648	$—

(1)	The Seix High Yield Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2025, the Fund was the owner of record of less than 10% of the Virtus Seix Senior Loan ETF Class I.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$18,750	$4,043
Seix Floating Rate High Income Fund	507,493	549,774
Seix High Grade Municipal Bond Fund	7,415	11,399
Seix High Yield Fund	153,054	162,045
Seix Investment Grade Tax-Exempt Bond Fund	33,852	35,406
Seix Total Return Bond Fund	12,092	16,368
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$103,533	$58,129
Seix Total Return Bond Fund	71,184	86,266
Seix U.S. Government Securities Ultra-Short Bond Fund	113,589	47,007

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	78	$728	144	$1,341	854	$6,572	2,204	$17,322
Reinvestment of distributions	10	95	20	190	203	1,560	437	3,430
Shares repurchased and cross class conversions	(47)	(435)	(163)	(1,537)	(829)	(6,326)	(1,070)	(8,419)
Net Increase / (Decrease)	41	$388	1	$(6)	228	$1,806	1,571	$12,333
Class C
Shares sold and cross class conversions	—	$—	—	$—	92	$707	217	$1,706
Reinvestment of distributions	—	—	—	—	26	205	74	585
Shares repurchased and cross class conversions	—	—	—	—	(165)	(1,274)	(378)	(2,979)
Net Increase / (Decrease)	—	$—	—	$—	(47)	$(362)	(87)	$(688)
Class I
Shares sold and cross class conversions	85	$780	504	$4,707	19,657	$151,113	38,224	$300,903
Reinvestment of distributions	60	565	168	1,569	4,929	37,923	13,979	109,874
Shares repurchased and cross class conversions	(1,031)	(9,578)	(1,813)	(16,900)	(36,316)	(278,488)	(74,765)	(588,266)
Net Increase / (Decrease)	(886)	$(8,233)	(1,141)	$(10,624)	(11,730)	$(89,452)	(22,562)	$(177,489)
Class R6
Shares sold and cross class conversions	7,586	$70,315	3,145	$30,464	10,417	$80,689	14,803	$116,499
Reinvestment of distributions	84	787	44	414	1,285	9,888	2,064	16,222
Shares repurchased and cross class conversions	(382)	(3,547)	(251)	(2,351)	(5,124)	(39,262)	(6,319)	(49,808)
Net Increase / (Decrease)	7,288	$67,555	2,938	$28,527	6,578	$51,315	10,548	$82,913

	Seix High Grade Municipal Bond Fund				Seix High Yield Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	27	$293	5	$49	200	$1,529	692	$5,328
Shares Issued-Merger	—	—	—	—	—	—	3,515	27,059
Reinvestment of distributions	5	51	9	102	123	940	238	1,836(1)
Shares repurchased and cross class conversions	(11)	(116)	(63)	(701)	(492)	(3,767)	(1,658)	(12,783)
Net Increase / (Decrease)	21	$228	(49)	$(550)	(169)	$(1,298)	2,787	$21,440

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Seix High Grade Municipal Bond Fund				Seix High Yield Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	34	$364	318	$3,532	2,784	$21,757	8,717	$68,988
Shares Issued-Merger	—	—	—	—	—	—	14,925	117,864
Reinvestment of distributions	26	279	67	743	1,203	9,448	2,350	18,586(1)
Shares repurchased and cross class conversions	(599)	(6,508)	(1,286)	(14,327)	(6,332)	(49,169)	(9,660)	(76,436)
Net Increase / (Decrease)	(539)	$(5,865)	(901)	$(10,052)	(2,345)	$(17,964)	16,332	$129,002
Class R6
Shares sold and cross class conversions	—	$—	—	$—	448	$3,524	4,326	$34,377
Shares Issued-Merger	—	—	—	—	—	—	1,005	7,945
Reinvestment of distributions	—	—	—	—	341	2,677	497	3,931(1)
Shares repurchased and cross class conversions	—	—	—	—	(501)	(3,940)	(1,077)	(8,504)
Net Increase / (Decrease)	—	$—	—	$—	288	$2,261	4,751	$37,749

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3	$32	13	$138	92	$890	162	$1,571
Reinvestment of distributions	6	71	13	143	13	123	25	243
Shares repurchased and cross class conversions	(6)	(67)	(111)	(1,221)	(155)	(1,494)	(165)	(1,599)
Net Increase / (Decrease)	3	$36	(85)	$(940)	(50)	$(481)	22	$215
Class I
Shares sold and cross class conversions	1,573	$17,051	2,639	$29,018	211	$1,954	2,346	$21,944
Reinvestment of distributions	111	1,201	232	2,547	207	1,936	504	4,716
Shares repurchased and cross class conversions	(2,591)	(28,176)	(3,676)	(40,352)	(2,776)	(25,731)	(4,510)	(42,140)
Net Increase / (Decrease)	(907)	$(9,924)	(805)	$(8,787)	(2,358)	$(21,841)	(1,660)	$(15,480)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	294	$2,727	619	$5,792
Reinvestment of distributions	—	—	—	—	64	601	128	1,197
Shares repurchased and cross class conversions	—	—	—	—	(334)	(3,102)	(1,765)	(16,427)
Net Increase / (Decrease)	—	$—	—	$—	24	$226	(1,018)	$(9,438)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	756	$7,490	608	$6,016
Shares Issued-Merger	—	—	426	4,196
Reinvestment of distributions	51	501	95	937(1)
Shares repurchased and cross class conversions	(618)	(6,124)	(469)	(4,624)
Net Increase / (Decrease)	189	$1,867	660	$6,525
Class I
Shares sold and cross class conversions	4,704	$46,571	6,707	$66,256
Shares Issued-Merger	—	—	1,494	14,724
Reinvestment of distributions	533	5,274	1,029	10,161(1)
Shares repurchased and cross class conversions	(3,812)	(37,721)	(7,507)	(74,091)
Net Increase / (Decrease)	1,425	$14,124	1,723	$17,050
Class R6
Shares sold and cross class conversions	4,616	$45,745	9,487	$94,113
Reinvestment of distributions	207	2,054	138	1,367
Shares repurchased and cross class conversions	(1,169)	(11,583)	(3,159)	(31,219)
Net Increase / (Decrease)	3,654	$36,216	6,466	$64,261
(1)	Includes reinvestment of distributions of acquired funds. See Note 13 in Notes to Financial Statements.

Note 7. 10% Shareholders
As of June 30, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	62%	3
Seix Floating Rate High Income Fund	45	2
Seix High Grade Municipal Bond Fund	64	3
Seix High Yield Fund	49	2
Seix Investment Grade Tax-Exempt Bond Fund	63	3
Seix Total Return Bond Fund	41	1
Seix U.S. Government Securities Ultra-Short Bond Fund	52	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2025, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix High Yield Fund	Financials	33%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2025:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Seix High Yield Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	02/10/2016-11/30/2016	309	315	0.1
Note 11. Redemption Facility
($ reported in thousands)
The Funds (other than the Seix Floating Rate High Income Fund) (“Seix Fund”) and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default.
The Seix Fund and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended, (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the Seix Credit Agreement will terminate on March 6, 2026.
Under both Credit Agreements interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
At June 30, 2025, the Funds did not have outstanding borrowings.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$128,362	$795	$ (884)	$ (89)
Seix Floating Rate High Income Fund	1,361,634	27,653	(29,381)	(1,728)
Seix High Grade Municipal Bond Fund	20,539	68	(478)	(410)
Seix High Yield Fund	403,126	9,271	(5,744)	3,527
Seix Investment Grade Tax-Exempt Bond Fund	120,764	352	(2,285)	(1,933)
Seix Total Return Bond Fund	110,905	778	(1,755)	(977)
Seix U.S. Government Securities Ultra-Short Bond Fund	396,209	2,135	(1,049)	1,086
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Core Bond Fund	$8,515	$4,283
Seix Floating Rate High Income Fund	173,218	684,998
Seix High Grade Municipal Bond Fund	1,254	856
Seix High Yield Fund	49,171	202,071
Seix Investment Grade Tax-Exempt Bond Fund	2,952	5,114
Seix Total Return Bond Fund	28,995	16,114
Seix U.S. Government Securities Ultra-Short Bond Fund	9,170	5,280
Note 13. Reorganization
($ reported in thousands)
Seix High Yield Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix High Yield Income Fund, a series of the Virtus Strategy Trust, Virtus Seix High Income Fund, a series of the Virtus Asset Trust, (the “Acquired Funds”), and the Virtus Seix High Yield Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Seix High Yield Income Fund		Seix High Yield
Class A	1,505	Class A	1,511	$11,633
Class C	81	Class A	82	629
Class P	182	Institutional Class	168	1,327
Administrative Class	17	Institutional Class	16	124
Institutional Class	1,881	Institutional Class	1,745	13,779

Seix High Income Fund		Seix High Yield
Class A	2,583	Class A	1,922	$14,797
Institutional Class	17,940	Institutional Class	12,996	102,634

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Class R6	1,390	Class R6	1,005	7,945
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
	Net Assets	Unrealized Appreciation (Depreciation)
Acquired Funds
Seix High Yield Income Fund	$27,492	$(1,881)
Seix High Income Fund	125,376	(727)
Acquiring Fund
Seix High Yield	$248,923
The net assets of the Acquiring Fund immediately following the acquisition were $401,791.
Assuming the acquisition had been completed on January 1, 2024, the Seix High Yield Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$28,532(a)
Net realized and unrealized gain (loss) on investments	(148)(b)
Net increase (decrease) in net assets resulting from operations	$28,384
(a) $25,815, as reported in the Statement of Operations, plus $2,717 net investment loss from the Acquired Funds pre-merger.
(b) $28, as reported in the Statement of Operations, plus $(176) net realized and unrealized gain (loss) on investments from Acquired Funds pre-merger.
Because the Acquired Funds and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Seix U.S. Government Securities Ultra-Short Bond Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix Ultra-Short Bond Fund, (the “Acquired Fund”), a series of the Virtus Asset Trust, and the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	426	426	$4,196
Class I Shares	1,496	1,494	14,724
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$18,920	$(21)	$259,764
The net assets of the Acquiring Fund immediately following the acquisition were $278,684.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Assuming the acquisition had been completed on January 1, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$15,128(a)
Net realized and unrealized gain (loss) on investments	967(b)
Net increase (decrease) in net assets resulting from operations	$16,095
(a) $14,918, as reported in the Statement of Operations, plus $210 net investment loss from the Acquired Fund pre-merger.
(b) $935, as reported in the Statement of Operations, plus $32 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS ASSET TRUST
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $86 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8624	08-25

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

June 30, 2025
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
1

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Communication Services—4.1%
Meta Platforms, Inc. Class A	16,484	$ 12,167
Walt Disney Co. (The)	96,074	11,914
		24,081

Consumer Discretionary—9.5%
Home Depot, Inc. (The)	35,710	13,093
Lennar Corp. Class A	84,797	9,379
NIKE, Inc. Class B	154,616	10,984
Royal Caribbean Cruises Ltd.	27,794	8,703
Starbucks Corp.	150,964	13,833
		55,992

Consumer Staples—5.3%
Church & Dwight Co., Inc.	127,874	12,290
Mondelez International, Inc. Class A	165,520	11,163
Walmart, Inc.	77,836	7,611
		31,064

Energy—6.2%
Diamondback Energy, Inc.	73,236	10,062
Exxon Mobil Corp.	128,848	13,890
Schlumberger N.V.	364,934	12,335
		36,287

Financials—17.4%
Aon plc Class A	37,499	13,378
Bank of America Corp.	322,038	15,239
Blue Owl Capital, Inc. Class A	452,282	8,688
Capital One Financial Corp.	61,586	13,103
JPMorgan Chase & Co.	63,795	18,495
KeyCorp	793,823	13,828
Moody’s Corp.	15,183	7,616
Raymond James Financial, Inc.	79,045	12,123
		102,470

	Shares	Value

Health Care—9.2%
Alcon AG	96,690	$ 8,536
Becton Dickinson & Co.	56,732	9,772
Danaher Corp.	67,866	13,406
Johnson & Johnson	84,731	12,943
Revvity, Inc.	102,319	9,896
		54,553

Industrials—18.7%
3M Co.	80,229	12,214
Booz Allen Hamilton Holding Corp. Class A	80,956	8,430
Delta Air Lines, Inc.	151,599	7,456
FedEx Corp.	47,958	10,901
GE Vernova, Inc.	11,203	5,928
Ingersoll Rand, Inc.	124,902	10,389
Jacobs Solutions, Inc.	83,816	11,018
Johnson Controls International plc	107,554	11,360
Knight-Swift Transportation Holdings, Inc. Class A	132,846	5,876
Rockwell Automation, Inc.	44,112	14,653
United Rentals, Inc.	16,446	12,390
		110,615

Information Technology—9.9%
Dell Technologies, Inc. Class C	101,607	12,457
Lam Research Corp.	102,869	10,013
Micron Technology, Inc.	79,714	9,825
Microsoft Corp.	26,319	13,091
NXP Semiconductors N.V.	58,665	12,818
		58,204

Materials—5.7%
Dow, Inc.	338,810	8,972
Freeport-McMoRan, Inc.	286,636	12,426
International Paper Co.	267,213	12,513
		33,911

	Shares	Value

Real Estate—4.1%
American Tower Corp.	48,529	$ 10,726
Equity LifeStyle Properties, Inc.	218,437	13,471
		24,197

Utilities—6.1%
Ameren Corp.	139,287	13,377
PPL Corp.	390,120	13,221
Southern Co. (The)	103,838	9,536
		36,134

Total Common Stocks (Identified Cost $523,233)		567,508

Total Long-Term Investments—96.2% (Identified Cost $523,233)		567,508

TOTAL INVESTMENTS—96.2% (Identified Cost $523,233)		$567,508
Other assets and liabilities, net—3.8%		22,613
NET ASSETS—100.0%		$590,121

Abbreviation:
plc	Public Limited Company

Country Weightings†
United States	90%
United Kingdom	2
Netherlands	2
Curaçao	2
Ireland	2
Switzerland	2
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$567,508	$567,508
Total Investments	$567,508	$567,508
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
2

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Consumer Discretionary—7.5%
Dick’s Sporting Goods, Inc.	130,000	$ 25,715
Las Vegas Sands Corp.	550,000	23,931
Ross Stores, Inc.	180,000	22,964
Somnigroup International, Inc.	350,000	23,818
Toll Brothers, Inc.	175,000	19,973
		116,401

Consumer Staples—2.7%
Constellation Brands, Inc. Class A	115,000	18,708
Primo Brands Corp. Class A	800,000	23,696
		42,404

Energy—6.0%
Diamondback Energy, Inc.	165,000	22,671
Expand Energy Corp.	200,000	23,388
Valero Energy Corp.	170,000	22,851
Williams Cos., Inc. (The)	400,000	25,124
		94,034

Financials—13.2%
Allstate Corp. (The)	125,000	25,164
Blue Owl Capital, Inc. Class A	1,525,000	29,295
Evercore, Inc. Class A	80,000	21,602
First Citizens BancShares, Inc. Class A	17,000	33,260
Hartford Insurance Group, Inc. (The)	150,000	19,031
KeyCorp	1,800,000	31,356
Kinsale Capital Group, Inc.	45,000	21,775
LPL Financial Holdings, Inc.	65,000	24,373
		205,856

	Shares	Value

Health Care—2.2%
Humana, Inc.	65,000	$ 15,891
Revvity, Inc.	200,000	19,344
		35,235

Industrials—20.9%
Dover Corp.	155,000	28,401
EMCOR Group, Inc.	45,000	24,070
Flowserve Corp.	435,000	22,772
General Dynamics Corp.	80,000	23,333
Hexcel Corp.	460,000	25,985
Hubbell, Inc. Class B	65,000	26,547
Ingersoll Rand, Inc.	250,000	20,795
Owens Corning	220,000	30,254
Quanta Services, Inc.	60,000	22,685
Regal Rexnord Corp.	175,000	25,368
Rockwell Automation, Inc.	60,000	19,930
United Rentals, Inc.	34,300	25,842
Vertiv Holdings Co. Class A	230,000	29,534
		325,516

Information Technology—18.1%
Corning, Inc.	540,000	28,399
Dell Technologies, Inc. Class C	225,000	27,585
Jabil, Inc.	105,000	22,900
Microchip Technology, Inc.	400,000	28,148
Motorola Solutions, Inc.	70,000	29,432
NXP Semiconductors N.V.	90,000	19,664
Roper Technologies, Inc.	45,000	25,508
TD SYNNEX Corp.	185,000	25,104
TE Connectivity plc	160,000	26,987
Vontier Corp.	575,000	21,218
Western Digital Corp.	425,000	27,196
		282,141

Materials—6.7%
Freeport-McMoRan, Inc.	550,000	23,842
International Paper Co.	585,000	27,396
	Shares	Value

Materials—continued
PPG Industries, Inc.	240,000	$ 27,300
Vulcan Materials Co.	100,000	26,082
		104,620

Real Estate—11.1%
American Homes 4 Rent Class A	665,000	23,987
Crown Castle, Inc.	265,000	27,223
EastGroup Properties, Inc.	165,000	27,575
Equinix, Inc.	30,000	23,864
Extra Space Storage, Inc.	110,000	16,218
Mid-America Apartment Communities, Inc.	185,000	27,382
Ventas, Inc.	415,000	26,207
		172,456

Utilities—7.6%
Ameren Corp.	309,600	29,734
CenterPoint Energy, Inc.	792,900	29,131
Entergy Corp.	348,900	29,001
PPL Corp.	892,500	30,247
		118,113

Total Common Stocks (Identified Cost $1,350,874)		1,496,776

Total Long-Term Investments—96.0% (Identified Cost $1,350,874)		1,496,776

TOTAL INVESTMENTS—96.0% (Identified Cost $1,350,874)		$1,496,776
Other assets and liabilities, net—4.0%		61,575
NET ASSETS—100.0%		$1,558,351

Abbreviation:
plc	Public Limited Company
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,496,776	$1,496,776
Total Investments	$1,496,776	$1,496,776
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
3

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—1.7%
Cogent Communications Holdings, Inc.	19,450	$ 938
John Wiley & Sons, Inc. Class A	14,600	651
		1,589

Consumer Discretionary—6.0%
Autoliv, Inc.	8,400	940
Bath & Body Works, Inc.	25,600	767
Ermenegildo Zegna N.V.	80,700	690
Levi Strauss & Co. Class A	38,200	706
Meritage Homes Corp.	14,100	944
Murphy USA, Inc.	2,400	977
Vail Resorts, Inc.	3,850	605
		5,629

Consumer Staples—2.4%
Primo Brands Corp. Class A	47,100	1,395
Reynolds Consumer Products, Inc.	39,700	851
		2,246

Energy—5.5%
DT Midstream, Inc.	9,900	1,088
Matador Resources Co.	32,850	1,568
NOV, Inc.	77,150	959
Range Resources Corp.	37,000	1,505
		5,120

Financials—29.4%
Ally Financial, Inc.	40,200	1,566
Axis Capital Holdings Ltd.	9,100	945
Columbia Banking System, Inc.	55,500	1,297
Cullen/Frost Bankers, Inc.	11,300	1,452
Evercore, Inc. Class A	4,150	1,120
First American Financial Corp.	15,650	961
First Merchants Corp.	33,000	1,264
FNB Corp.	93,900	1,369
Glacier Bancorp, Inc.	32,850	1,415
Kemper Corp.	15,550	1,004
Kinsale Capital Group, Inc.	1,600	774
NBT Bancorp, Inc.	31,000	1,288
Perella Weinberg Partners Class A	40,150	780
Pinnacle Financial Partners, Inc.	13,050	1,441
Prosperity Bancshares, Inc.	18,600	1,306
Seacoast Banking Corp. of Florida	54,950	1,518
	Shares	Value

Financials—continued
Selective Insurance Group, Inc.	11,850	$ 1,027
ServisFirst Bancshares, Inc.	17,400	1,349
SouthState Corp.	15,650	1,440
UMB Financial Corp.	13,700	1,441
Voya Financial, Inc.	15,100	1,072
Wintrust Financial Corp.	12,050	1,494
		27,323

Health Care—1.7%
Bruker Corp.	20,200	832
Concentra Group Holdings Parent, Inc.	36,650	754
		1,586

Industrials—20.3%
BWX Technologies, Inc.	4,900	706
ESCO Technologies, Inc.	6,950	1,333
Fortune Brands Innovations, Inc.	23,400	1,205
Helios Technologies, Inc.	40,050	1,336
Herc Holdings, Inc.	10,400	1,370
Hexcel Corp.	24,450	1,381
MSC Industrial Direct Co., Inc. Class A	15,850	1,348
nVent Electric plc	19,750	1,447
Regal Rexnord Corp.	10,050	1,457
Schneider National, Inc. Class B	50,400	1,217
Simpson Manufacturing Co., Inc.	7,600	1,180
Tennant Co.	13,500	1,046
Timken Co. (The)	19,100	1,386
Valmont Industries, Inc.	3,250	1,061
WESCO International, Inc.	7,550	1,398
		18,871

Information Technology—9.2%
Advanced Energy Industries, Inc.	7,850	1,040
Belden, Inc.	11,350	1,314
Kulicke & Soffa Industries, Inc.	31,148	1,078
Littelfuse, Inc.	4,850	1,100
Power Integrations, Inc.	18,700	1,045
TD SYNNEX Corp.	12,200	1,655
Vontier Corp.	36,200	1,336
		8,568

Materials—5.6%
Avient Corp.	28,400	918
	Shares	Value

Materials—continued
Element Solutions, Inc.	61,850	$ 1,401
Louisiana-Pacific Corp.	11,700	1,006
Materion Corp.	8,800	698
Quaker Chemical Corp.	10,500	1,175
		5,198

Real Estate—10.2%
Agree Realty Corp.	18,050	1,319
Brixmor Property Group, Inc.	42,900	1,117
Camden Property Trust	12,200	1,375
Colliers International Group, Inc.	8,050	1,051
CubeSmart	18,650	792
EastGroup Properties, Inc.	7,900	1,320
NNN REIT, Inc.	31,050	1,341
PotlatchDeltic Corp.	29,450	1,130
		9,445

Utilities—4.6%
IDACORP, Inc.	16,200	1,871
OGE Energy Corp.	38,400	1,704
TXNM Energy, Inc.	12,450	701
		4,276

Total Common Stocks (Identified Cost $82,362)		89,851

Total Long-Term Investments—96.6% (Identified Cost $82,362)		89,851

TOTAL INVESTMENTS—96.6% (Identified Cost $82,362)		$89,851
Other assets and liabilities, net—3.4%		3,156
NET ASSETS—100.0%		$93,007

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Country Weightings†
United States	95%
Ireland	2
Canada	1
Bermuda	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
4

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$89,851	$89,851
Total Investments	$89,851	$89,851
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements
5

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stock—2.1%
Germany—2.1%
Sartorius AG, 0.340%	29,826	$ 7,589
Total Preferred Stock (Identified Cost $8,571)		7,589

Common Stocks—96.6%
Brazil—2.6%
MercadoLibre, Inc.(1)	3,610	9,435
Canada—9.4%
Canadian Pacific Kansas City Ltd.	174,768	13,854
Shopify, Inc. Class A(1)	79,004	9,113
Waste Connections, Inc.	56,813	10,608
		33,575

China—5.1%
AIA Group Ltd. (Hong Kong)	1,208,517	10,838
Yum China Holdings, Inc.	163,399	7,315
		18,153

Denmark—3.7%
Novo Nordisk A/S Sponsored ADR	188,451	13,007
France—6.6%
Dassault Systemes SE	298,858	10,818
L’Oreal S.A.	29,657	12,685
		23,503

Germany—3.6%
SAP SE Sponsored ADR	42,595	12,953
India—7.6%
HDFC Bank Ltd. ADR(2)	216,765	16,620
Infosys Ltd. Sponsored ADR	563,589	10,443
		27,063

Ireland—3.0%
Experian plc	204,851	10,550
Japan—2.1%
Recruit Holdings Co., Ltd.	128,543	7,618
	Shares	Value

Mexico—6.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	103,056	$ 10,613
Wal-Mart de Mexico SAB de C.V.	3,250,576	10,754
		21,367

Netherlands—9.0%
Adyen N.V.(1)	4,530	8,316
Heineken N.V.	80,989	7,062
Universal Music Group N.V.	514,629	16,658
		32,036

Switzerland—7.0%
Alcon AG	158,724	14,012
Galderma Group AG	74,120	10,743
		24,755

Taiwan—3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	57,583	13,042
United Kingdom—19.7%
Aon plc Class A	45,442	16,212
ARM Holdings plc ADR(1)	60,296	9,752
Haleon plc	2,060,018	10,587
Linde plc	19,398	9,101
Sage Group plc (The)	819,286	14,063
Unilever plc Sponsored ADR	173,172	10,593
		70,308

United States—7.5%
Atlassian Corp. Class A(1)	43,949	8,925
STERIS plc	74,422	17,878
		26,803

Total Common Stocks (Identified Cost $297,994)		344,168

Total Long-Term Investments—98.7% (Identified Cost $306,565)		351,757

	Shares	Value

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(3)(4)	2,787,753	$ 2,788
Total Securities Lending Collateral (Identified Cost $2,788)		2,788

TOTAL INVESTMENTS—99.5% (Identified Cost $309,353)		$354,545
Other assets and liabilities, net—0.5%		1,657
NET ASSETS—100.0%		$356,202

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	20%
Canada	9
Netherlands	9
United States	8
India	8
Switzerland	7
France	6
Other	33
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$7,589	$7,589
Common Stocks	344,168	344,168
Securities Lending Collateral	2,788	2,788
Total Investments	$354,545	$354,545
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements
7

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—13.3%
Alphabet, Inc. Class A	39,794	$ 7,013
Alphabet, Inc. Class C	21,713	3,852
Meta Platforms, Inc. Class A	16,718	12,339
Netflix, Inc.(1)	4,175	5,591
Reddit, Inc. Class A(1)	9,588	1,444
Snap, Inc. Class A(1)	8,381	73
Trade Desk, Inc. (The) Class A(1)	7,787	560
		30,872

Consumer Discretionary—14.1%
Amazon.com, Inc.(1)	70,459	15,458
Booking Holdings, Inc.	606	3,508
DraftKings, Inc. Class A(1)	31,043	1,331
Las Vegas Sands Corp.	16,346	711
Lululemon Athletica, Inc.(1)	2,092	497
MercadoLibre, Inc.(1)	712	1,861
O’Reilly Automotive, Inc.(1)	23,295	2,100
Royal Caribbean Cruises Ltd.	13,620	4,265
TJX Cos., Inc. (The)	23,537	2,907
		32,638

Consumer Staples—2.2%
Costco Wholesale Corp.	5,157	5,105
Financials—7.2%
American Express Co.	8,356	2,665
Mastercard, Inc. Class A	8,390	4,715
S&P Global, Inc.	4,940	2,605
Visa, Inc. Class A	15,333	5,444
Wells Fargo & Co.	16,785	1,345
		16,774

Health Care—7.1%
Boston Scientific Corp.(1)	5,412	581
Bristol-Myers Squibb Co.	18,096	838
	Shares	Value

Health Care—continued
Eli Lilly & Co.	11,034	$ 8,601
Insulet Corp.(1)	2,049	644
Intuitive Surgical, Inc.(1)	6,768	3,678
Natera, Inc.(1)	8,560	1,446
Thermo Fisher Scientific, Inc.	1,771	718
		16,506

Industrials—6.3%
Deere & Co.	2,559	1,301
Eaton Corp. plc	4,503	1,608
Emerson Electric Co.	8,158	1,088
Fair Isaac Corp.(1)	1,403	2,565
GE Vernova, Inc.	3,945	2,087
General Electric Co.	12,888	3,317
Honeywell International, Inc.	2,377	554
Rockwell Automation, Inc.	2,661	884
Union Pacific Corp.	4,809	1,106
		14,510

Information Technology—47.8%
Apple, Inc.	84,862	17,411
Applied Materials, Inc.	14,025	2,568
AppLovin Corp. Class A(1)	5,809	2,034
ARM Holdings plc ADR(1)	6,475	1,047
ASML Holding N.V. Registered Shares	783	627
Autodesk, Inc.(1)	7,173	2,221
Broadcom, Inc.	20,032	5,522
Cloudflare, Inc. Class A(1)	11,073	2,168
Crowdstrike Holdings, Inc. Class A(1)	3,511	1,788
HubSpot, Inc.(1)	1,447	805
Lattice Semiconductor Corp.(1)	5,827	285
Microsoft Corp.	60,886	30,285
NVIDIA Corp.	213,753	33,771
Onto Innovation, Inc.(1)	2,979	301
	Shares	Value

Information Technology—continued
Palantir Technologies, Inc. Class A(1)	25,116	$ 3,424
QUALCOMM, Inc.	9,996	1,592
Roper Technologies, Inc.	1,476	837
Salesforce, Inc.	4,987	1,360
ServiceNow, Inc.(1)	1,127	1,159
Workday, Inc. Class A(1)	7,058	1,694
		110,899

Materials—0.4%
Vulcan Materials Co.	3,442	898
Utilities—0.8%
Vistra Corp.	9,265	1,795
Total Common Stocks (Identified Cost $81,653)		229,997

Total Long-Term Investments—99.2% (Identified Cost $81,653)		229,997

TOTAL INVESTMENTS—99.2% (Identified Cost $81,653)		$229,997
Other assets and liabilities, net—0.8%		1,770
NET ASSETS—100.0%		$231,767

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$229,997	$229,997
Total Investments	$229,997	$229,997
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
8

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—15.8%
Meta Platforms, Inc. Class A	37,150	$ 27,420
Netflix, Inc.(1)	16,550	22,163
Spotify Technology S.A.(1)	20,165	15,473
Trade Desk, Inc. (The) Class A(1)	287,700	20,712
		85,768

Consumer Discretionary—23.8%
Airbnb, Inc. Class A(1)	40,000	5,294
Amazon.com, Inc.(1)	120,000	26,327
MercadoLibre, Inc.(1)	15,200	39,727
On Holding AG Class A(1)	164,000	8,536
Tesla, Inc.(1)	124,300	39,485
Wingstop, Inc.	30,000	10,102
		129,471

Consumer Staples—2.0%
elf Beauty, Inc.(1)	88,000	10,951
Financials—2.9%
Ares Management Corp. Class A	21,830	3,781
Toast, Inc. Class A(1)	269,600	11,940
		15,721

Health Care—9.0%
Dexcom, Inc.(1)	121,700	10,623
Exact Sciences Corp.(1)	200,000	10,628
Natera, Inc.(1)	67,050	11,328
Repligen Corp.(1)	20,000	2,488
TransMedics Group, Inc.(1)	20,300	2,720
Veeva Systems, Inc. Class A(1)	38,350	11,044
		48,831

Industrials—13.3%
Axon Enterprise, Inc.(1)	51,200	42,391
Quanta Services, Inc.	13,500	5,104
	Shares	Value

Industrials—continued
Rocket Lab Corp.(1)	162,350	$ 5,807
Uber Technologies, Inc.(1)	200,000	18,660
		71,962

Information Technology—31.1%
Advanced Micro Devices, Inc.(1)	45,970	6,523
ARM Holdings plc ADR(1)	43,200	6,987
Clearwater Analytics Holdings, Inc. Class A (1)	241,550	5,297
Crowdstrike Holdings, Inc. Class A(1)	31,000	15,789
CyberArk Software Ltd.(1)	9,900	4,028
HubSpot, Inc.(1)	7,000	3,896
NVIDIA Corp.	315,000	49,767
Palo Alto Networks, Inc.(1)	52,500	10,744
Samsara, Inc. Class A(1)	123,300	4,905
ServiceNow, Inc.(1)	17,250	17,734
Shopify, Inc. Class A(1)	284,400	32,805
Snowflake, Inc. Class A(1)	46,600	10,428
		168,903

Real Estate—1.5%
Zillow Group, Inc. Class C(1)	120,000	8,406
Total Common Stocks (Identified Cost $186,857)		540,013

Total Long-Term Investments—99.4% (Identified Cost $186,857)		540,013

TOTAL INVESTMENTS—99.4% (Identified Cost $186,857)		$540,013
Other assets and liabilities, net—0.6%		3,097
NET ASSETS—100.0%		$543,110
Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	80%
Uruguay	7
Canada	6
Luxembourg	3
Switzerland	2
United Kingdom	1
Israel	1
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$540,013	$540,013
Total Investments	$540,013	$540,013
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
JUNE 30, 2025
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$567,508	$1,496,776	$89,851
Cash	21,955	69,586	3,142
Receivables
Fund shares sold	606	2,892	85
Dividends	794	1,227	93
Prepaid Trustees’ retainer	10	28	2
Prepaid expenses	16	3	35
Other assets	77	208	12
Total assets	590,966	1,570,720	93,220
Liabilities
Payables
Fund shares repurchased	238	2,104	85
Investment securities purchased	—	8,587	—
Dividend distributions	—(a)	—(a)	—
Investment advisory fees	263	864	37
Distribution and service fees	19	31	5
Administration and accounting fees	63	152	20
Transfer agent and sub-transfer agent fees and expenses	120	276	23
Professional fees	15	13	17
Trustee deferred compensation plan	77	208	12
Interest expense and/or commitment fees	4	12	1
Other accrued expenses	46	122	13
Total liabilities	845	12,369	213
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$590,121	$1,558,351	$93,007
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$538,032	$1,393,366	$90,803
Accumulated earnings (loss)	52,089	164,985	2,204
Net Assets	$590,121	$1,558,351	$93,007
Net Assets:
Class A	$89,819	$136,645	$23,101
Class C	$895	$4,671	$401
Class I	$244,619	$1,056,246	$22,530
Class R6	$254,788	$360,789	$46,975
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,204,545	11,761,332	3,680,659
Class C	98,015	421,469	87,224
Class I	24,200,530	88,399,355	3,145,380
Class R6	24,828,663	29,988,880	6,749,976
Net Asset Value and Redemption Price Per Share:*
Class A	$9.76	$11.62	$6.28
Class C	$9.13	$11.08	$4.60
Class I	$10.11	$11.95	$7.16
Class R6	$10.26	$12.03	$6.96
See Notes to Financial Statements
10

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.33	$12.30	$6.65
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$523,233	$1,350,874	$82,362

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
11

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$354,545	$229,997	$540,013
Foreign currency at value(3)	—(a)	—	—
Cash	4,140	3,802	3,738
Receivables
Investment securities sold	—	9,586	—
Fund shares sold	42	69	375
Dividends	259	21	4
Tax reclaims	1,302	—	—
Securities lending income	10	—(a)	—
Foreign capital gains tax refund	382	—	—
Prepaid Trustees’ retainer	5	4	10
Prepaid expenses	22	19	23
Other assets	48	30	72
Total assets	360,755	243,528	544,235
Liabilities
Payables
Fund shares repurchased	1,160	299	523
Investment securities purchased	—	11,232	—
Foreign capital gains tax	43	—	—
Collateral on securities loaned	2,788	—	—
Dividend distributions	—(a)	—	—
Investment advisory fees	209	82	291
Distribution and service fees	24	28	27
Administration and accounting fees	43	31	59
Transfer agent and sub-transfer agent fees and expenses	169	33	111
Professional fees	11	16	15
Trustee deferred compensation plan	48	30	72
Interest expense and/or commitment fees	4	1	2
Other accrued expenses	54	9	25
Total liabilities	4,553	11,761	1,125
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$356,202	$231,767	$543,110
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$318,157	$79,483	$255,995
Accumulated earnings (loss)	38,045	152,284	287,115
Net Assets	$356,202	$231,767	$543,110
Net Assets:
Class A	$111,674	$140,625	$134,628
Class C	$1,880	$—	$—
Class I	$181,357	$87,869	$380,186
Class R6	$61,291	$3,273	$28,296
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,220,892	15,029,261	2,241,608
Class C	243,747	—	—
Class I	23,398,450	5,323,098	5,841,797
Class R6	7,838,973	194,798	432,759
See Notes to Financial Statements
12

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$7.34	$9.36	$60.06
Class C	$7.71	$—	$—
Class I	$7.75	$16.51	$65.08
Class R6	$7.82	$16.80	$65.39
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.77	$9.90	$63.56
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$309,353	$81,653	$186,857
(2) Market value of securities on loan	$2,714	$—	$—
(3) Foreign currency at cost	$—(a)	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
13

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED JUNE 30, 2025
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$6,227	$14,724	$1,105
Securities lending, net of fees	1	2	—
Foreign taxes withheld	(53)	(36)	—(a)
Total investment income	6,175	14,690	1,105
Expenses
Investment advisory fees	1,977	5,520	360
Distribution and service fees, Class A	107	170	30
Distribution and service fees, Class C	5	26	2
Administration and accounting fees	293	777	61
Transfer agent fees and expenses	125	335	21
Sub-transfer agent fees and expenses, Class A	49	115	22
Sub-transfer agent fees and expenses, Class C	1	3	—(a)
Sub-transfer agent fees and expenses, Class I	235	796	23
Custodian fees	1	1	—(a)
Printing fees and expenses	33	77	9
Professional fees	21	38	13
Interest expense and/or commitment fees	2	7	1
Registration fees	35	36	25
Trustees’ fees and expenses	23	63	4
Miscellaneous expenses	30	59	6
Total expenses	2,937	8,023	577
Less net expenses reimbursed and/or waived by investment adviser(1)	(334)	(189)	(118)
Net expenses	2,603	7,834	459
Net investment income (loss)	3,572	6,856	646
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,981	20,324	(5,194)
Foreign currency transactions	—	(1)	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	7,976	12,504	(1,666)
Foreign currency transactions	—	1	—(a)
Net realized and unrealized gain (loss) on investments	16,957	32,828	(6,860)
Net increase (decrease) in net assets resulting from operations	$20,529	$39,684	$(6,214)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$2,818	$651	$149
European Union tax reclaims	117	—	—
Securities lending, net of fees	21	—(a)	—
Foreign taxes withheld	(260)	—(a)	—
Total investment income	2,696	651	149
Expenses
Investment advisory fees	1,468	734	1,981
Distribution and service fees, Class A	135	163	151
Distribution and service fees, Class C	10	—	—
Administration and accounting fees	181	117	258
Transfer agent fees and expenses	84	47	108
Sub-transfer agent fees and expenses, Class A	50	46	72
Sub-transfer agent fees and expenses, Class I	137	44	183
European Union tax reclaim fees	18	—	—
Custodian fees	5	—(a)	—(a)
Printing fees and expenses	26	9	23
Professional fees	46	14	19
Interest expense and/or commitment fees	4	1	8
Registration fees	39	30	31
Trustees’ fees and expenses	16	7	19
Miscellaneous expenses	39	9	18
Total expenses	2,258	1,221	2,871
Less net expenses reimbursed and/or waived by investment adviser(1)	(300)	(245)	(245)
Net expenses	1,958	976	2,626
Net investment income (loss)	738	(325)	(2,477)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,531)	4,449	33,051
Foreign currency transactions	58	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	41,382	10,538	25,613
Foreign currency transactions	156	—	—
Net realized and unrealized gain (loss) on investments	36,065	14,987	58,664
Net increase (decrease) in net assets resulting from operations	$36,803	$14,662	$56,187

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,572	$7,197	$6,856	$16,079
Net realized gain (loss)	8,981	117,669	20,323	263,848
Net change in unrealized appreciation (depreciation)	7,976	(56,376)	12,505	(80,268)
Increase (decrease) in net assets resulting from operations	20,529	68,490	39,684	199,659
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,878)	(16,261)	(4,250)	(10,971)
Class C	(21)	(253)	(155)	(452)
Class I	(4,951)	(55,829)	(31,756)	(84,645)
Class R6	(5,090)	(42,232)	(10,882)	(30,885)
Total dividends and distributions to shareholders	(11,940)	(114,575)	(47,043)	(126,953)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	4,123	(13,137)	(9,211)	(33,454)
Class C	(349)	(217)	(1,274)	(3,023)
Class I	(51,041)	(67,982)	(70,528)	(358,932)
Class R6	25,998	1,171	(29,686)	(195,442)
Increase (decrease) in net assets from capital transactions	(21,269)	(80,165)	(110,699)	(590,851)
Net increase (decrease) in net assets	(12,680)	(126,250)	(118,058)	(518,145)
Net Assets
Beginning of period	602,801	729,051	1,676,409	2,194,554
End of Period	$590,121	$602,801	$1,558,351	$1,676,409
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$646	$1,103	$738	$1,179
Net realized gain (loss)	(5,194)	10,894	(5,473)	168,002
Net change in unrealized appreciation (depreciation)	(1,666)	(3,240)	41,538	(216,251)
Increase (decrease) in net assets resulting from operations	(6,214)	8,757	36,803	(47,070)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(3,307)	(1,002)	(25,691)
Class C	—	(71)	(16)	(583)
Class I	—	(3,506)	(1,576)	(54,534)
Class R6	—	(6,076)	(739)	(9,237)
Total dividends and distributions to shareholders	—	(12,960)	(3,333)	(90,045)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,550)	(1,829)	(1,022)	131,504
Class C	(6)	(90)	(540)	3,149
Class I	(6,955)	(4,203)	(63,739)	246,831
Class R6	(1,143)	19,051	16,856	47,808
Increase (decrease) in net assets from capital transactions	(9,654)	12,929	(48,445)	429,292
Net increase (decrease) in net assets	(15,868)	8,726	(14,975)	292,177
Net Assets
Beginning of period	108,875	100,149	371,177	79,000
End of Period	$93,007	$108,875	$356,202	$371,177
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(325)	$(661)	$(2,477)	$(5,420)
Net realized gain (loss)	4,449	2,089	33,051	55,508
Net change in unrealized appreciation (depreciation)	10,538	47,312	25,613	111,735
Increase (decrease) in net assets resulting from operations	14,662	48,740	56,187	161,823
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(730)	(1,219)	—	—
Class I	(262)	(273)	—	—
Class R6	(9)	(63)	—	—
Total dividends and distributions to shareholders	(1,001)	(1,555)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,119)	(6,201)	(10,151)	(34,894)
Class I	16,422	25,580	(36,724)	(120,780)
Class R6	(935)	1,810	(6,743)	(1,273)
Increase (decrease) in net assets from capital transactions	10,368	21,189	(53,618)	(156,947)
Net increase (decrease) in net assets	24,029	68,374	2,569	4,876
Net Assets
Beginning of period	207,738	139,364	540,541	535,665
End of Period	$231,767	$207,738	$543,110	$540,541
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/25 to 6/30/25(8)	$9.64	0.05	0.28	0.33	—	(0.21)	(0.21)	—	0.12	$9.76	3.46%	$89,819	1.24%	1.27%	0.96%	67%
1/1/24 to 12/31/24	10.75	0.08	1.00	1.08	(0.11)	(2.08)	(2.19)	—	(1.11)	9.64	10.26	84,613	1.24	1.25	0.75	112
1/1/23 to 12/31/23	9.62	0.11	1.28	1.39	(0.15)	(0.11)	(0.26)	—	1.13	10.75	14.57	104,316	1.24	1.27	1.12	132
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	(0.98)	(1.09)	— (9)	(2.92)	9.62	(14.34)	138,781	1.26 (10)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (11)(12)	1.24	0.55	159
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	—	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
Class C
1/1/25 to 6/30/25(8)	$9.05	0.02	0.27	0.29	—	(0.21)	(0.21)	—	0.08	$9.13	3.24%	$895	1.72%	2.06%	0.44%	67%
1/1/24 to 12/31/24	10.23	0.03	0.94	0.97	(0.07)	(2.08)	(2.15)	—	(1.18)	9.05	9.68	1,237	1.72	2.04	0.26	112
1/1/23 to 12/31/23	9.14	0.06	1.20	1.26	(0.06)	(0.11)	(0.17)	—	1.09	10.23	13.95	1,581	1.72	2.02	0.61	132
1/1/22 to 12/31/22	11.95	0.02	(1.80)	(1.78)	(0.05)	(0.98)	(1.03)	— (9)	(2.81)	9.14	(14.64)	2,277	1.73 (10)	1.96	0.16	146
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	—	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	—	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
Class I
1/1/25 to 6/30/25(8)	$9.96	0.06	0.30	0.36	—	(0.21)	(0.21)	—	0.15	$10.11	3.65%	$244,619	0.97%	1.07%	1.18%	67%
1/1/24 to 12/31/24	11.04	0.12	1.02	1.14	(0.14)	(2.08)	(2.22)	—	(1.08)	9.96	10.51	291,616	0.97	1.10	1.01	112
1/1/23 to 12/31/23	9.86	0.14	1.31	1.45	(0.16)	(0.11)	(0.27)	—	1.18	11.04	14.87	380,748	0.97	1.12	1.42	132
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	(0.98)	(1.10)	— (9)	(2.93)	9.86	(14.07)	327,199	0.98 (10)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	—	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
Class R6
1/1/25 to 6/30/25(8)	$10.10	0.07	0.30	0.37	—	(0.21)	(0.21)	—	0.16	$10.26	3.69%	$254,788	0.72%	0.89%	1.47%	67%
1/1/24 to 12/31/24	11.17	0.15	1.04	1.19	(0.18)	(2.08)	(2.26)	—	(1.07)	10.10	10.87	225,335	0.72	0.89	1.26	112
1/1/23 to 12/31/23	9.99	0.17	1.32	1.49	(0.20)	(0.11)	(0.31)	—	1.18	11.17	15.09	242,406	0.72	0.87	1.65	132
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	(0.98)	(1.14)	— (9)	(2.97)	9.99	(13.85)	268,455	0.73 (10)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	—	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/25 to 6/30/25(8)	$11.70	0.03	0.26	0.29	—	(0.37)	(0.37)	—	(0.08)	$11.62	2.56%	$136,645	1.31% (12)	1.31%	0.58%	98%
1/1/24 to 12/31/24	11.52	0.06	1.05	1.11	(0.10)	(0.83)	(0.93)	—	0.18	11.70	9.76	146,811	1.29 (12)	1.29	0.51	141
1/1/23 to 12/31/23	10.51	0.06	1.06	1.12	(0.11)	—	(0.11)	—	1.01	11.52	10.63	175,541	1.29 (12)	1.29	0.56	140
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (10)(12)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (12)	1.28	0.05	157
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	—	(0.54)	12.15	(1.52)	282,186	1.31 (12)	1.31	0.66	179
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/25 to 6/30/25(8)	$11.20	0.01	0.24	0.25	—	(0.37)	(0.37)	—	(0.12)	$11.08	2.32%	$4,671	1.76%	2.02%	0.12%	98%
1/1/24 to 12/31/24	11.06	— (9)	1.00	1.00	(0.03)	(0.83)	(0.86)	—	0.14	11.20	9.17	6,037	1.76	2.00	0.03	141
1/1/23 to 12/31/23	10.08	0.01	1.01	1.02	(0.04)	—	(0.04)	—	0.98	11.06	10.10	8,833	1.76	1.91	0.07	140
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (10)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	—	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
Class I
1/1/25 to 6/30/25(8)	$12.00	0.05	0.27	0.32	—	(0.37)	(0.37)	—	(0.05)	$11.95	2.75%	$1,056,246	1.04% (12)	1.04%	0.85%	98%
1/1/24 to 12/31/24	11.80	0.10	1.06	1.16	(0.13)	(0.83)	(0.96)	—	0.20	12.00	9.95	1,131,149	1.01 (12)	1.01	0.79	141
1/1/23 to 12/31/23	10.76	0.09	1.09	1.18	(0.14)	—	(0.14)	—	1.04	11.80	10.97	1,441,449	1.02 (12)	1.02	0.85	140
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (10)(12)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (12)	1.00	0.34	157
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	—	(0.52)	12.37	(1.20)	2,135,663	1.04 (12)	1.04	0.92	179
Class R6
1/1/25 to 6/30/25(8)	$12.07	0.06	0.27	0.33	—	(0.37)	(0.37)	—	(0.04)	$12.03	2.81%	$360,789	0.79%	0.89%	1.10%	98%
1/1/24 to 12/31/24	11.86	0.13	1.07	1.20	(0.16)	(0.83)	(0.99)	—	0.21	12.07	10.24	392,412	0.79	0.88	1.00	141
1/1/23 to 12/31/23	10.81	0.12	1.09	1.21	(0.16)	—	(0.16)	—	1.05	11.86	11.21	568,731	0.79	0.87	1.06	140
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (10)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	—	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179

Ceredex Small-Cap Value Equity Fund
Class A
1/1/25 to 6/30/25(8)	$6.69	0.03	(0.44)	(0.41)	—	—	—	—	(0.41)	$6.28	(6.13) %	$23,101	1.46%	1.48%	0.86%	33%
1/1/24 to 12/31/24	7.03	0.05	0.55	0.60	(0.07)	(0.87)	(0.94)	—	(0.34)	6.69	8.67	26,271	1.46	1.54	0.71	79
1/1/23 to 12/31/23	7.15	0.07	0.92	0.99	(0.27)	(0.84)	(1.11)	—	(0.12)	7.03	14.30	29,003	1.45	1.46	0.91	94
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (10)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (13)	1.46	0.39	69
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	—	(0.07)	9.31	0.62	54,984	1.48 (12)	1.48	0.29	69
Class C
1/1/25 to 6/30/25(8)	$4.92	0.01	(0.33)	(0.32)	—	—	—	—	(0.32)	$4.60	(6.50) %	$401	1.81%	2.19%	0.51%	33%
1/1/24 to 12/31/24	5.41	0.02	0.42	0.44	(0.06)	(0.87)	(0.93)	—	(0.49)	4.92	8.35	434	1.81	2.24	0.35	79
1/1/23 to 12/31/23	5.75	0.03	0.74	0.77	(0.27)	(0.84)	(1.11)	—	(0.34)	5.41	13.95	548	1.80	2.15	0.53	94
1/1/22 to 12/31/22	8.38	0.01	(0.94)	(0.93)	(0.09)	(1.61)	(1.70)	—	(2.63)	5.75	(10.67)	646	1.83 (10)	2.28	0.19	73
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	—	0.27	8.38	26.42	987	1.84 (13)	2.20	0.06	69
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	—	(0.08)	8.11	0.23	2,410	1.90 (13)	2.19	(0.19)	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Ceredex Small-Cap Value Equity Fund (Continued)
Class I
1/1/25 to 6/30/25(8)	$7.61	0.05	(0.50)	(0.45)	—	—	—	—	(0.45)	$7.16	(5.91) %	$22,530	0.82%	1.24%	1.46%	33%
1/1/24 to 12/31/24	7.86	0.08	0.62	0.70	(0.08)	(0.87)	(0.95)	—	(0.25)	7.61	9.00	30,771	1.15	1.29	1.02	79
1/1/23 to 12/31/23	7.66	0.09	1.00	1.09	(0.05)	(0.84)	(0.89)	—	0.20	7.86	14.70	35,343	1.14	1.22	1.11	94
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (10)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (13)	1.20	0.68	69
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	—	(0.06)	9.77	0.91	332,391	1.21 (13)	1.21	0.55	69
Class R6
1/1/25 to 6/30/25(8)	$7.39	0.05	(0.48)	(0.43)	—	—	—	—	(0.43)	$6.96	(5.82) %	$46,975	0.77%	1.04%	1.54%	33%
1/1/24 to 12/31/24	7.68	0.11	0.60	0.71	(0.13)	(0.87)	(1.00)	—	(0.29)	7.39	9.34	51,399	0.88	1.11	1.32	79
1/1/23 to 12/31/23	7.69	0.12	1.00	1.12	(0.29)	(0.84)	(1.13)	—	(0.01)	7.68	14.97	35,255	0.87	1.06	1.47	94
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (10)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
1/1/20 to 12/31/20	9.84	0.10	— (9)	0.10	(0.07)	(0.08)	(0.15)	—	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69

SGA International Growth Fund
Class A
1/1/25 to 6/30/25(8)	$6.67	0.01	0.73	0.74	—	(0.07)	(0.07)	—	0.67	$7.34	11.04%	$111,674	1.31%	1.47%	0.26%	18%
1/1/24 to 12/31/24	9.41	0.01	(0.66)	(0.65)	— (9)	(2.09)	(2.09)	—	(2.74)	6.67	(7.20)	102,204	1.31 (14)	1.49	0.07	22 (15)
1/1/23 to 12/31/23	8.05	0.01	1.36	1.37	—	(0.01)	(0.01)	—	1.36	9.41	17.05	7,708	1.32	1.57	0.09	10
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (10)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	—	(0.08)	10.42	22.86	6,917	1.41 (10)(13)	1.60	(0.36)	53
Class C
1/1/25 to 6/30/25(8)	$7.03	(0.02)	0.77	0.75	—	(0.07)	(0.07)	—	0.68	$7.71	10.62%	$1,880	2.06%	2.11%	(0.51) %	18%
3/8/2024(16) to 12/31/24	9.98	(0.05)	(0.81)	(0.86)	— (9)	(2.09)	(2.09)	—	(2.95)	7.03	(8.94)	2,234	2.06 (14)	2.09	(0.65)	22 (15)
Class I
1/1/25 to 6/30/25(8)	$7.03	0.02	0.77	0.79	—	(0.07)	(0.07)	—	0.72	$7.75	11.19%	$181,357	1.06%	1.25%	0.50%	18%
1/1/24 to 12/31/24	9.77	0.03	(0.68)	(0.65)	— (9)	(2.09)	(2.09)	—	(2.74)	7.03	(6.95)	225,840	1.06 (14)	1.24	0.33	22 (15)
1/1/23 to 12/31/23	8.36	0.03	1.41	1.44	(0.02)	(0.01)	(0.03)	—	1.41	9.77	17.25	64,471	1.07	1.32	0.37	10
1/1/22 to 12/31/22	10.80	— (9)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (10)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	—	0.01	10.72	23.28	40,249	1.16 (10)(13)	1.35	(0.13)	53
Class R6
1/1/25 to 6/30/25(8)	$7.11	0.02	0.78	0.80	(0.02)	(0.07)	(0.09)	—	0.71	$7.82	11.27%	$61,291	0.96%	1.11%	0.54%	18%
1/1/24 to 12/31/24	9.85	0.04	(0.69)	(0.65)	— (9)	(2.09)	(2.09)	—	(2.74)	7.11	(6.89)	40,899	0.96 (14)	1.11	0.43	22 (15)
1/1/23 to 12/31/23	8.42	0.04	1.43	1.47	(0.03)	(0.01)	(0.04)	—	1.43	9.85	17.53	6,821	0.95	1.18	0.45	10
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (10)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (9)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
1/1/20 to 12/31/20	10.74	— (9)	2.10	2.10	—	(2.07)	(2.07)	—	0.03	10.77	23.41	831	1.07 (10)(13)	1.25	0.05	53
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/25 to 6/30/25(8)	$8.80	(0.02)	0.63	0.61	—	(0.05)	(0.05)	—	0.56	$9.36	6.94%	$140,625	1.03%	1.25%	(0.41) %	9%
1/1/24 to 12/31/24	6.71	(0.04)	2.21	2.17	—	(0.08)	(0.08)	—	2.09	8.80	32.32	137,857	1.03	1.25	(0.44)	12
1/1/23 to 12/31/23	4.67	(0.03)	2.31	2.28	—	(0.24)	(0.24)	—	2.04	6.71	48.98	110,076	1.24 (10)	1.27	(0.53)	17
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (10)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	—	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
Class I
1/1/25 to 6/30/25(8)	$15.48	(0.01)	1.09	1.08	—	(0.05)	(0.05)	—	1.03	$16.51	6.98%	$87,869	0.77%	1.04%	(0.15) %	9%
1/1/24 to 12/31/24	11.71	(0.03)	3.88	3.85	—	(0.08)	(0.08)	—	3.77	15.48	32.87	65,908	0.77	1.06	(0.18)	12
1/1/23 to 12/31/23	8.01	(0.03)	3.97	3.94	—	(0.24)	(0.24)	—	3.70	11.71	49.28	28,986	0.98 (10)	1.08	(0.29)	17
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (10)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	—	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
Class R6
1/1/25 to 6/30/25(8)	$15.75	(0.01)	1.11	1.10	—	(0.05)	(0.05)	—	1.05	$16.80	6.99%	$3,273	0.72%	0.92%	(0.12) %	9%
1/1/24 to 12/31/24	11.91	(0.03)	3.95	3.92	—	(0.08)	(0.08)	—	3.84	15.75	32.91	3,973	0.72	0.92	(0.18)	12
1/1/23 to 12/31/23	8.14	(0.02)	4.03	4.01	—	(0.24)	(0.24)	—	3.77	11.91	49.35	302	0.91 (10)	0.96	(0.20)	17
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (10)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	—	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/25 to 6/30/25(8)	$53.61	(0.31)	6.76	6.45	—	—	—	—	6.45	$60.06	12.03%	$134,628	1.25%	1.37%	(1.19) %	5%
1/1/24 to 12/31/24	39.57	(0.55)	14.59	14.04	—	—	—	—	14.04	53.61	35.48	131,261	1.25	1.35	(1.20)	13
1/1/23 to 12/31/23	23.96	(0.39)	16.00	15.61	—	—	—	—	15.61	39.57	65.15	127,623	1.24	1.37	(1.17)	20
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (10)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
Class I
1/1/25 to 6/30/25(8)	$58.02	(0.27)	7.33	7.06	—	—	—	—	7.06	$65.08	12.17%	$380,186	1.00%	1.10%	(0.94) %	5%
1/1/24 to 12/31/24	42.72	(0.47)	15.77	15.30	—	—	—	—	15.30	58.02	35.81	377,637	1.00	1.10	(0.95)	13
1/1/23 to 12/31/23	25.80	(0.33)	17.25	16.92	—	—	—	—	16.92	42.72	65.58	386,061	0.99	1.09	(0.92)	20
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (10)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class R6
1/1/25 to 6/30/25(8)	$58.26	(0.24)	7.37	7.13	—	—	—	—	7.13	$65.39	12.24%	$28,296	0.90%	0.99%	(0.84) %	5%
1/1/24 to 12/31/24	42.86	(0.42)	15.82	15.40	—	—	—	—	15.40	58.26	35.93	31,643	0.90	0.99	(0.85)	13
1/1/23 to 12/31/23	25.86	(0.30)	17.30	17.00	—	—	—	—	17.00	42.86	65.74	21,981	0.89	0.98	(0.82)	20
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (10)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53
10/20/20(16) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (17)

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	The share class is currently under its expense limitation.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2024 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.95% (Class R6).
(15)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $502,251 and $537,375, respectively. Please see Note 12 in Notes to Financial Statements.
(16)	Inception date.
(17)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2025
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and each Fund (other than the Virtus Silvant Large-Cap Growth Stock Fund) is diversified. The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class I shares and Class R6 shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund and SGA International Growth Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
24

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that
25

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
SGA International Growth Fund	$2,714	$2,714	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
26

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
SGA International Growth Fund	Money Market Mutual Fund	$2,788
H.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.75
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex(1)
Ceredex Mid-Cap Value Equity Fund	Ceredex(1)
Ceredex Small-Cap Value Equity Fund	Ceredex(1)
SGA International Growth Fund	SGA(2)
Silvant Large-Cap Growth Stock Fund	Silvant(3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen(4)
27

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026, except as noted below. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35	1.76	1.05	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	0.82(1)	0.77(1)
SGA International Growth Fund	1.30	2.05	1.05	0.95
Silvant Large-Cap Growth Stock Fund	1.03	N/A	0.77	0.72
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
(1)	Effective January 1, 2025 through April 30, 2026. For the period January 1, 2024 through December 31, 2024, the expense caps were as follows for Class I shares and Class R6 shares, respectively: 1.15% and 0.88%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	2027	2028	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 20	$ 40	$18	$11	$89
Class C	3	6	4	2	15
Class I	235	653	560	132	1,580
Class R6	206	374	394	189	1,163
Ceredex Mid-Cap Value Equity Fund
Class C	17	16	18	7	58
Class R6	296	544	440	182	1,462
Ceredex Small-Cap Value Equity Fund
Class A	7	4	22	3	36
Class C	2	2	2	1	7
Class I	60	107	47	50	264
Class R6	64	82	97	65	308
SGA International Growth Fund
Class A	9	18	201	85	313
Class C	—	—	1	1	2
Class I	47	113	522	183	865
Class R6	4	10	48	31	93
Silvant Large-Cap Growth Stock Fund
Class A	15	25	282	141	463
Class I	4	25	132	101	262
Class R6	—(1)	—(1)	14	3	17
Zevenbergen Innovative Growth Stock Fund
Class A	85	150	131	68	434
Class I	231	327	380	164	1,102
Class R6	5	11	28	13	57
28

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
During the six months ended June 30, 2025, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A
Ceredex Small-Cap Value Equity Fund	$1

(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2025, it retained net commissions of $12 for Class A shares and CDSC of $—(1) for Class C shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2025, the Funds incurred administration fees totaling $1,550 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2025, the Funds incurred transfer agent fees totaling $694 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$373,476	$412,309
Ceredex Mid-Cap Value Equity Fund	1,498,888	1,682,701
Ceredex Small-Cap Value Equity Fund	32,077	43,479
SGA International Growth Fund	63,013	108,166
Silvant Large-Cap Growth Stock Fund	28,399	18,311
Zevenbergen Innovative Growth Stock Fund	25,076	80,389
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2025.
29

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	927	$8,913	621	$6,911	509	$5,810	1,338	$16,333
Reinvestment of distributions	192	1,835	1,623	15,771	356	4,017	898	10,364
Shares repurchased and cross class conversions	(695)	(6,625)	(3,169)	(35,819)	(1,656)	(19,038)	(4,918)	(60,151)
Net Increase / (Decrease)	424	$4,123	(925)	$(13,137)	(791)	$(9,211)	(2,682)	$(33,454)
Class C
Shares sold and cross class conversions	4	$34	14	$144	20	$215	31	$368
Reinvestment of distributions	2	20	25	232	14	150	39	431
Shares repurchased and cross class conversions	(45)	(403)	(57)	(593)	(152)	(1,639)	(330)	(3,822)
Net Increase / (Decrease)	(39)	$(349)	(18)	$(217)	(118)	$(1,274)	(260)	$(3,023)
Class I
Shares sold and cross class conversions	2,402	$23,507	9,416	$107,409	3,655	$42,657	8,607	$107,216
Reinvestment of distributions	498	4,925	5,523	55,518	2,695	31,294	7,040	83,381
Shares repurchased and cross class conversions	(7,976)	(79,473)	(20,155)	(230,909)	(12,198)	(144,479)	(43,607)	(549,529)
Net Increase / (Decrease)	(5,076)	$(51,041)	(5,216)	$(67,982)	(5,848)	$(70,528)	(27,960)	$(358,932)
Class R6
Shares sold and cross class conversions	4,717	$48,124	5,336	$63,588	2,636	$31,766	4,901	$61,904
Reinvestment of distributions	506	5,084	4,130	42,007	831	9,710	2,321	27,623
Shares repurchased and cross class conversions	(2,711)	(27,210)	(8,848)	(104,424)	(5,998)	(71,162)	(22,672)	(284,969)
Net Increase / (Decrease)	2,512	$25,998	618	$1,171	(2,531)	$(29,686)	(15,450)	$(195,442)

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	201	$1,258	265	$1,904	2,093	$14,153	1,200	$10,222
Shares issued-merger (See Note 12)	—	—	—	—	—	—	15,893	151,272
Reinvestment of distributions	—	—	493	3,296	130	948	3,573	24,193
Shares repurchased and cross class conversions	(447)	(2,808)	(958)	(7,029)	(2,331)	(16,123)	(6,156)	(54,183)
Net Increase / (Decrease)	(246)	$(1,550)	(200)	$(1,829)	(108)	$(1,022)	14,510	$131,504
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	2	$7	3	$18	9	$64	7	$68
Shares issued-merger (See Note 12)	—	—	—	—	—	—	443	4,416
Reinvestment of distributions	—	—	15	71	2	16	81	581
Shares repurchased and cross class conversions	(3)	(13)	(31)	(179)	(85)	(620)	(213)	(1,916)
Net Increase / (Decrease)	(1)	$(6)	(13)	$(90)	(74)	$(540)	318	$3,149
Class I
Shares sold and cross class conversions	110	$781	244	$1,969	2,033	$14,832	9,017	$76,579
Shares issued-merger (See Note 12)	—	—	—	—	—	—	41,885	414,406
Reinvestment of distributions	—	—	452	3,435	200	1,538	7,357	52,532
Shares repurchased and cross class conversions	(1,008)	(7,736)	(1,151)	(9,607)	(10,955)	(80,109)	(32,734)	(296,686)
Net Increase / (Decrease)	(898)	$(6,955)	(455)	$(4,203)	(8,722)	$(63,739)	25,525	$246,831
Class R6
Shares sold and cross class conversions	1,177	$8,187	2,671	$22,068	3,301	$25,953	2,712	$25,826
Shares issued-merger (See Note 12)	—	—	—	—	—	—	4,366	43,554
Reinvestment of distributions	—	—	825	6,076	95	736	1,268	9,152
Shares repurchased and cross class conversions	(1,379)	(9,330)	(1,133)	(9,093)	(1,309)	(9,833)	(3,287)	(30,724)
Net Increase / (Decrease)	(202)	$(1,143)	2,363	$19,051	2,087	$16,856	5,059	$47,808

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	206	$1,726	574	$4,397	194	$10,281	355	$16,093
Reinvestment of distributions	80	718	141	1,200	—	—	—	—
Shares repurchased and cross class conversions	(914)	(7,563)	(1,469)	(11,798)	(401)	(20,432)	(1,132)	(50,987)
Net Increase / (Decrease)	(628)	$(5,119)	(754)	$(6,201)	(207)	$(10,151)	(777)	$(34,894)
Class I
Shares sold and cross class conversions	1,620	$24,805	2,917	$41,207	576	$32,749	1,287	$62,849
Reinvestment of distributions	16	257	18	265	—	—	—	—
Shares repurchased and cross class conversions	(572)	(8,640)	(1,151)	(15,892)	(1,243)	(69,473)	(3,815)	(183,629)
Net Increase / (Decrease)	1,064	$16,422	1,784	$25,580	(667)	$(36,724)	(2,528)	$(120,780)
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	24	$388	1,297	$17,647	48	$2,671	282	$12,338
Reinvestment of distributions	1	9	4	63	—	—	—	—
Shares repurchased and cross class conversions	(83)	(1,332)	(1,074)	(15,900)	(158)	(9,414)	(252)	(13,611)
Net Increase / (Decrease)	(58)	$(935)	227	$1,810	(110)	$(6,743)	30	$(1,273)

Note 6. 10% Shareholders
As of June 30, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	56%	2
Ceredex Mid-Cap Value Equity Fund	35	1
Ceredex Small-Cap Value Equity Fund	49	3
SGA International Growth Fund	20	1
Silvant Large-Cap Growth Stock Fund	42	1
Zevenbergen Innovative Growth Stock Fund	31	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions,
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Financials	30%
SGA International Growth Fund	Information Technology	25
Silvant Large-Cap Growth Stock Fund	Information Technology	48
Zevenbergen Innovative Growth Stock Fund	Information Technology	31
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the Secured Overnight Funding Rate (‘‘SOFR”) or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. At June 30, 2025, the Funds did not have outstanding borrowings.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Small-Cap Value Equity Fund	$—(1)	$1,200	5.44%	2
SGA International Growth Fund	2	2,593	5.45	6
Zevenbergen Innovative Growth Stock Fund	2	3,260	5.43	5
(1)	Amount is less than $500 (not in thousands).
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 528,622	$63,130	$ (24,244)	$ 38,886
Ceredex Mid-Cap Value Equity Fund	1,366,541	154,023	(23,788)	130,235
Ceredex Small-Cap Value Equity Fund	83,186	11,105	(4,440)	6,665
SGA International Growth Fund	311,411	60,816	(17,682)	43,134
Silvant Large-Cap Growth Stock Fund	81,743	150,253	(1,999)	148,254
Zevenbergen Innovative Growth Stock Fund	188,684	355,064	(3,735)	351,329
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Zevenbergen Innovative Growth Stock Fund	$83,114	$7,969
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Foreign Opportunities Fund, a series of the Virtus Opportunities Trust, (the “Acquired Fund), and the Virtus SGA International Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	5,679	15,893	151,272
Class C Shares	179	443	4,416
Class I Shares	15,408	41,885	414,406
Class R6 Shares	1,613	4,366	43,554
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$613,648	$206,883	$79,404
The net assets of the Acquiring Fund immediately following the acquisition were $693,052.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Assuming the acquisition had been completed on January 1, 2024, the SGA International Growth Fund’s pro-forma results of operations for the year ended December 31, 2024 would have been as follows:
Net investment income (loss)	$(382)(a)
Net realized and unrealized gain (loss) on investments	56,350(b)
Net increase (decrease) in net assets resulting from operations	$55,968
(a) $1,179, as reported in the Statement of Operations, plus $(1,561) net investment loss from the Acquired Fund pre-merger.
(b) $(48,249), as reported in the Statements of Operations, plus $104,599 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.
35

VIRTUS ASSET TRUST
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $125 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None
36

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8623	08-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.